                    GE LIFE & ANNUITY SEPARATE ACCOUNT II
                (formerly Life of Virginia Separate Account II)

                              Financial Statements

                          Year ended December 31, 1999
                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 1999

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-9
Statements of Changes in Net Assets........................................ F-20
Notes to Financial Statements.............................................. F-33

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account II
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; the Oppenheimer Variable Account Funds--Money Fund; the Variable Insurance Products Fund--Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios, for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account II as of
December 31, 1999 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended in conformity with generally accepted accounting principles.

                                         KPMG LLP

Richmond, Virginia
February 11, 2000

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities
                               December 31, 1999

                                         GE Investments Funds, Inc.
                          --------------------------------------------------------
                                       Money     Total   International Real Estate
                           S&P 500    Market    Return      Equity     Securities
                            Index      Fund      Fund        Fund         Fund
Assets                    ---------- --------- --------- ------------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
  (310,476 shares;
  cost -- $6,828,780)...  $8,471,462       --        --         --           --
 Money Market Fund
  (5,406,429 shares;
  cost -- $5,406,429)...         --  5,406,429       --         --           --
 Total Return Fund
  (273,213 shares;
  cost -- $4,144,197)...         --        --  4,333,155        --           --
 International Equity
  Fund (18,342 shares;
  cost -- $228,636).....         --        --        --     265,409          --
 Real Estate Securities
  Fund (38,812 shares;
  cost -- $496,495).....         --        --        --         --       421,890
Receivable from affili-
 ate....................          39     3,435       --           4          --
Receivable for units
 sold...................       2,304       --      4,808        --           --
                          ---------- --------- ---------    -------      -------
 Total assets...........   8,473,805 5,409,864 4,337,963    265,413      421,890
                          ========== ========= =========    =======      =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,515    20,599    19,009      1,476        1,120
Payable for units with-
 drawn..................         --     22,363       --         --           --
                          ---------- --------- ---------    -------      -------
 Total liabilities......       4,515    42,962    19,009      1,476        1,120
                          ---------- --------- ---------    -------      -------
Net assets attributable
 to variable life poli-
 cyholders..............  $8,469,290 5,366,902 4,318,954    263,937      420,770
                          ========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............      85,301   130,474   102,066      5,973       18,975
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $    63.03     17.74     39.97      19.15        15.14
                          ========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............      49,069   172,057     5,989      7,809        8,817
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $    63.03     17.74     39.97      19.15        15.14
                          ========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                        GE Investments Funds, Inc. (continued)
                                        --------------------------------------
                                                                       Premier
                                        Global  Value           U.S.   Growth
                                        Income Equity  Income  Equity  Equity
                                         Fund   Fund    Fund    Fund    Fund
Assets                                  ------ ------- ------- ------- -------
Investment in GE Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund (9,097 shares;
  cost -- $90,968)..................... 87,238     --      --      --      --
 Value Equity Fund (34,520 shares;
  cost -- $511,771)....................    --  545,075     --      --      --
 Income Fund (35,663 shares;
  cost -- $433,590)....................    --      --  410,485     --      --
 U.S. Equity Fund (5,739 shares;
  cost -- $207,529)....................    --      --      --  217,499     --
 Premier Growth Equity Fund (1,537
  shares;
  cost -- $122,937)....................    --      --      --      --  136,222
Receivable from affiliate..............    --      --      --        5     --
Receivable for units sold..............    --    7,715     --    2,417   1,491
                                        ------ ------- ------- ------- -------
 Total assets.......................... 87,238 552,790 410,485 219,921 137,713
                                        ------ ------- ------- ------- -------
Liabilities
Accrued expenses payable to affiliate
 (note 3)..............................    969   1,447   3,897      58      38
Payable for units withdrawn............    --      --      --      --      --
                                        ------ ------- ------- ------- -------
 Total liabilities.....................    969   1,447   3,897      58      38
                                        ------ ------- ------- ------- -------
Net assets attributable to variable
 life policyholders.................... 86,269 551,343 406,588 219,863 137,675
                                        ====== ======= ======= ======= =======
Outstanding units: Type I (note 2).....  3,856   9,075  36,722   1,934   5,433
                                        ====== ======= ======= ======= =======
Net asset value per unit: Type I.......  10.64   16.28   10.51   12.72   11.80
                                        ====== ======= ======= ======= =======
Outstanding units: Type II (note 2)....  4,252  24,791   1,964  15,350   6,234
                                        ====== ======= ======= ======= =======
Net asset value per unit: Type II......  10.64   16.28   10.51   12.72   11.80
                                        ====== ======= ======= ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                    Oppenheimer Variable Account Funds
                           -----------------------------------------------------
                                      Capital    Aggressive   High     Multiple
                             Bond   Appreciation   Growth    Income   Strategies
                           Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
Assets                     -------- ------------ ---------- --------- ----------
Investment in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (55,499
  shares; cost --
  $649,645)..............  $639,345        --          --         --       --
 Capital Appreciation
  Fund/VA (99,736 shares;
  cost --$3,135,504) ....       --   4,970,851         --         --       --
 Aggressive Growth
  Fund/VA (80,773 shares;
  cost -- $3,362,953)....       --         --    6,648,456        --       --
 High Income Fund/VA
  (196,976 shares; cost
  -- $2,165,842).........       --         --          --   2,111,584      --
 Multiple Strategies
  Fund/VA (56,173 shares;
  cost -- $886,784)......       --         --          --         --   980,781
Receivable for units
 sold....................       107      2,689         397      2,229       31
                           --------  ---------   ---------  ---------  -------
 Total assets............   639,452  4,973,540   6,648,853  2,113,813  980,812
                           ========  =========   =========  =========  =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)...     1,428      2,533       4,363      1,497    1,382
Payable for units with-
 drawn...................       --         --          --         --       --
                           --------  ---------   ---------  ---------  -------
 Total liabilities.......     1,428      2,533       4,363      1,497    1,382
                           --------  ---------   ---------  ---------  -------
Net assets attributable
 to variable life
 policyholders...........  $638,024  4,971,007   6,644,490  2,112,316  979,430
                           ========  =========   =========  =========  =======
Outstanding units: Type I
 (note 2)................    19,007     59,418      75,801     52,113   23,951
                           ========  =========   =========  =========  =======
Net asset value per unit:
 Type I..................  $  23.26      73.02       82.81      35.44    34.73
                           ========  =========   =========  =========  =======
Outstanding units: Type
 II (note 2).............     8,423      8,659       4,437      7,489    4,250
                           ========  =========   =========  =========  =======
Net asset value per unit:
 Type II.................  $  23.26      73.02       82.81      35.44    34.73
                           ========  =========   =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                              Variable Insurance    Variable Insurance
                           Variable Insurance Products Fund    Products Fund II      Products Fund III
                          ---------------------------------- -------------------- -----------------------
                            Equity-                            Asset              Growth &     Growth
                            Income      Growth     Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio   Portfolio  Portfolio  Portfolio Portfolio  Portfolio   Portfolio
Assets                    ----------- ----------- ---------- --------- ---------- --------- -------------
Investment in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (268,605 shares; cost
  -- $6,047,295)........  $ 6,905,846         --         --        --        --        --          --
 Growth Portfolio
  (188,985 shares;
  cost -- $7,350,078)...          --   10,380,964        --        --        --        --          --
 Overseas Portfolio
  (105,202 shares; cost
  -- $2,041,700)........          --          --   2,886,747       --        --        --          --
Investment in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (266,306 shares; cost
  -- $4,258,773)........          --          --         --  4,971,925       --        --          --
 Contrafund Portfolio
  (171,186 shares;
  cost-- $3,897,646)....          --          --         --        --  4,990,060       --          --
Investment in Variable
 Insurance Product Fund
 III, at fair value
 (note 2):                        --          --         --        --        --        --          --
 Growth & Income
  Portfolio (48,408
  shares; cost --
  $757,158).............          --          --         --        --        --    837,454         --
 Growth Opportunities
  Portfolio (19,469
  shares; cost --
  $413,198).............          --          --         --        --        --        --      450,697
Receivable for units
 sold...................        4,961       2,466        632       845       738        97          49
                          ----------- ----------- ---------- --------- ---------   -------     -------
 Total assets...........    6,910,807  10,383,430  2,887,379 4,972,770 4,990,798   837,551     450,746
                          =========== =========== ========== ========= =========   =======     =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        5,002       4,772      2,072     2,570     4,079     1,502       1,297
Payable for units with-
 drawn..................          --          --         --        --        --        --          --
                          ----------- ----------- ---------- --------- ---------   -------     -------
 Total liabilities......        5,002       4,772      2,072     2,570     4,079     1,502       1,297
                          ----------- ----------- ---------- --------- ---------   -------     -------
Net assets attributable
 to variable life
 policyholders..........  $ 6,905,805  10,378,658  2,885,307 4,970,200 4,986,719   836,049     449,449
                          =========== =========== ========== ========= =========   =======     =======
Outstanding units: Type
 I (note 2).............      134,499     115,121     71,868   151,835   109,523    15,603      15,681
                          =========== =========== ========== ========= =========   =======     =======
Net asset value per
 unit: Type I...........  $     47.09       81.17      38.13     32.09     33.05     17.33       15.80
                          =========== =========== ========== ========= =========   =======     =======
Outstanding units: Type
 II (note 2)............       12,153      12,742      3,803     3,048    41,361    32,640      12,765
                          =========== =========== ========== ========= =========   =======     =======
Net asset value per
 unit: Type II..........  $     47.09       81.17      38.13     32.09     33.05     17.33       15.80
                          =========== =========== ========== ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                                                  PBHG Insurance
                           Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                          ---------------------------- ------------------------ -------------------
                                                                                  PBHG
                          American    High                 Small                Large Cap   PBHG
                          Leaders  Income Bond Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
Assets                    -------- ----------- ------- -------------- --------- --------- ---------
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II
  (28,878 shares; cost
  -- $593,008)..........  $601,248       --        --          --           --       --        --
 High Income Bond Fund
  II
  (31,144 shares; cost
  -- $326,009)..........       --    318,914       --          --           --       --        --
 Utility Fund II
  (26,481 shares; cost
  -- $354,673)..........       --        --    380,008         --           --       --        --
Investment in Alger
 American, at fair value
 (note 2):
 Small Capitalization
  Portfolio
  (41,921 shares; cost
  -- $1,831,455)........       --        --        --    2,311,918          --       --        --
 Growth Portfolio
  (50,009 shares; cost
  -- $2,728,747)........       --        --        --          --     3,219,551      --        --
Investment in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio
  (7,767 shares; cost--
  $112,571).............       --        --        --          --           --   198,139       --
 PBHG Growth II Portfo-
  lio
  (12,303 shares; cost
  -- $193,670)..........       --        --        --          --           --       --    283,587
Receivable from affili-
 ate....................       --        --          1         --           --       --         11
Receivable for units
 sold...................       --        --         24      15,660        9,223      --        570
                          --------   -------   -------   ---------    ---------  -------   -------
 Total assets...........   601,248   318,914   380,033   2,327,578    3,228,774  198,139   284,168
                          ========   =======   =======   =========    =========  =======   =======
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............     1,335     1,180       642       3,005        2,319    2,163     2,329
Payable for units with-
 drawn..................       --        --        --          --           --       --        --
                          --------   -------   -------   ---------    ---------  -------   -------
 Total liabilities......     1,335     1,180       642       3,005        2,319    2,163     2,329
                          --------   -------   -------   ---------    ---------  -------   -------
Net assets attributable
 to variable life
 policyholders..........  $599,913   317,734   379,391   2,324,573    3,226,455  195,976   281,839
                          ========   =======   =======   =========    =========  =======   =======
Outstanding units: Type
 I (note 2).............    16,635    11,900    12,001     113,855       79,133    5,461     4,820
                          ========   =======   =======   =========    =========  =======   =======
Net asset value per
 unit: Type I...........  $  18.05     15.87     19.55       17.56        26.47    25.04     22.62
                          ========   =======   =======   =========    =========  =======   =======
Outstanding units: Type
 II (note 2)............    16,602     8,121     7,406      18,524       42,758    2,366     7,640
                          ========   =======   =======   =========    =========  =======   =======
Net asset value per
 unit: Type II..........  $  18.05     15.87     19.55       17.56        26.47    25.04     22.62
                          ========   =======   =======   =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investment in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth Port-
  folio
  (143,167 shares;
  cost -- $4,864,207)...  $8,545,625       --        --        --       --           --           --
 Growth Portfolio
  (206,232 shares;
  cost -- $4,779,113)...         --  6,939,716       --        --       --           --           --
 Worldwide Growth Port-
  folio
  (201,797 shares;
  cost -- $5,372,653)...         --        --  9,635,806       --       --           --           --
 Balanced Portfolio
  (84,084 shares;
  cost -- $1,751,502)...         --        --        --  2,347,630      --           --           --
 Flexible Income Portfo-
  lio
  (17,825 shares; cost
  -- $211,588)..........         --        --        --        --   203,559          --           --
 International Growth
  Portfolio
  (59,726 shares;
  cost -- $1,352,720)...         --        --        --        --       --     2,309,613          --
 Capital Appreciation
  Portfolio
  (66,811 shares;
  cost -- $1,656,707)...         --        --        --        --       --           --     2,216,124
Receivable from affili-
 ate....................         --        --         27       --       --            10          --
Receivable for units
 sold...................       3,499    17,184     1,809     1,674      --            56        8,813
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   8,549,124 6,956,900 9,637,642 2,349,304  203,559    2,309,679    2,224,937
                          ========== ========= ========= =========  =======    =========    =========
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............      11,162     3,056     4,354     1,959    1,198        2,489        9,403
Payable for units with-
 drawn..................         --        --        --        --       --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......      11,162     3,056     4,354     1,959    1,198        2,489        9,403
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $8,537,962 6,953,844 9,633,288 2,347,345  202,361    2,307,190    2,215,534
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I (note 2).............     119,651   150,399   192,606    63,165    5,993       34,317       22,233
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    51.75     34.92     39.95     24.98    13.82        29.06        32.74
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II (note 2)............      45,333    48,738    48,527    30,804    8,649       45,077       45,437
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    51.75     34.92     39.95     24.98    13.82        29.06        32.74
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                     Goldman Sachs
                                   Variable Insurance      Salomon Brothers
                                         Trust        Variable Series Fund Inc.
                                   ------------------ --------------------------
                                   Growth and Mid Cap Strategic           Total
                                     Income    Value    Bond    Investors Return
                                      Fund     Fund     Fund      Fund     Fund
                                   ---------- ------- --------- --------- ------
Assets
Investment in Goldman Sachs Vari-
 able Insurance Trust
 at fair value (note 2):
 Growth and Income Fund (1,957
  shares; cost -- $21,040).......   $21,313       --      --        --      --
 Mid Cap Value Fund (52,976
  shares; cost -- $446,381)......       --    446,055     --        --      --
Investment in Salomon Brothers
 Variable Series Fund Inc.
 at fair value (note 2):
 Strategic Bond Fund (5,753
  shares; cost -- $57,478).......       --        --   55,570       --      --
 Investors Fund (809 shares; cost
  -- $9,604).....................       --        --      --      9,889     --
 Total Return Fund (110 shares;
  cost -- $1,159)................       --        --      --        --    1,122
Receivable from affiliate........         1        12     --        --      --
Receivable for units sold........       --     15,263     --        --      --
                                    -------   -------  ------     -----   -----
 Total assets....................    21,314   461,330  55,570     9,889   1,122
                                    =======   =======  ======     =====   =====
Liabilities
Accrued expenses payable to af-
 filiate (note 3)................         6       118      16         1     --
Payable for units withdrawn......       --        --      --        --      --
                                    -------   -------  ------     -----   -----
 Total liabilities...............         6       118      16         1     --
                                    -------   -------  ------     -----   -----
Net assets attributable to vari-
 able life policyholders.........   $21,308   461,212  55,554     9,888   1,122
                                    =======   =======  ======     =====   =====
Outstanding units: Type I (note
 2)..............................       --     47,242     --        111     103
                                    =======   =======  ======     =====   =====
Net asset value per unit: Type
 I...............................   $  9.30      8.45   10.22     13.48   10.69
                                    =======   =======  ======     =====   =====
Outstanding units: Type II (note
 2)..............................     2,291     7,339   5,436       623       2
                                    =======   =======  ======     =====   =====
Net asset value per unit: Type
 II..............................   $  9.30      8.45   10.22     13.48   10.69
                                    =======   =======  ======     =====   =====


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations

                                            GE Investments Funds, Inc.
                                   --------------------------------------------
                                                                  Government
                                        S&P 500 Index Fund      Securities Fund
                                   ---------------------------- ---------------
                                     Year ended December 31,     Period ended
                                   ----------------------------  December 11,
                                      1999      1998     1997        1997
                                   ---------- --------- ------- ---------------
Investment income:
 Income -- Ordinary dividends....  $   60,042    43,701  40,894        --
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)................      35,117    26,008  17,405      2,085
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)...............      13,313     1,383     --         --
                                   ---------- --------- -------     ------
Net investment income (expense)..      11,612    16,310  23,489     (2,085)
                                   ---------- --------- -------     ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)........     367,307   200,588  18,179      1,254
 Unrealized appreciation (depre-
  ciation) on investments........     797,281   637,587 504,771     18,064
 Capital gain distributions......      82,915   154,941  48,005        --
                                   ---------- --------- -------     ------
Net realized and unrealized gain
 (loss) on investments...........   1,247,503   993,116 570,955     19,318
                                   ---------- --------- -------     ------
Increase (decrease) in net assets
 from operations.................  $1,259,115 1,009,426 594,444     17,233
                                   ========== ========= =======     ======

                              GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------
                            Money Market Fund           Total Return Fund
                         --------------------------  ------------------------
                         Year ended December 31,     Year ended December 31,
                         --------------------------  ------------------------
                          1999     1998      1997     1999    1998     1997
                         -------  -------  --------  ------- -------  -------
Investment income:
 Income -- Ordinary div-
  idends................ 261,216  161,959   107,705   87,229 207,758   86,792
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......  20,306   18,144    13,717   28,286  26,094   24,218
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......  17,608    2,862       --     1,377     212      --
                         -------  -------  --------  ------- -------  -------
Net investment income
 (expense).............. 223,302  140,953    93,988   57,566 181,452   62,574
                         -------  -------  --------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       3      517   298,840   10,066 (62,109) (54,073)
 Unrealized appreciation
  (depreciation) on in-
  vestments.............      (3)    (517) (300,439) 319,427 423,954  123,159
 Capital gain distribu-
  tions.................     --       --        --   102,400     --   370,006
                         -------  -------  --------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........     --       --     (1,599) 431,893 361,845  439,092
                         -------  -------  --------  ------- -------  -------
Increase (decrease) in
 net assets from opera-
 tions.................. 223,302  140,953    92,389  489,459 543,297  501,666
                         =======  =======  ========  ======= =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                           International Equity            Real Estate
                                   Fund                  Securities Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           1999     1998    1997      1999      1998     1997
                         --------  ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    669    5,942     685    23,112    13,488    7,238
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      792      638     399     2,004     1,772      814
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      531       10     --        839       117      --
                         --------  ------- -------  --------  --------  -------
Net investment income
 (expense)..............     (654)   5,294     286    20,269    11,599    6,424
                         --------  ------- -------  --------  --------  -------
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................    5,881       93     654   (14,908)  (13,410)   2,800
 Unrealized appreciation
  (depreciation) on
  investments...........   34,706    8,003  (5,290)  (10,218)  (64,135)  (2,725)
 Capital gain distribu-
  tions.................   16,048      --    7,881     1,216    12,450   13,442
                         --------  ------- -------  --------  --------  -------
Net realized and
 unrealized (loss) gain
 on investments.........   56,635    8,096   3,245   (23,910)  (65,095)  13,517
                         --------  ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $ 55,981   13,390   3,531    (3,641)  (53,496)  19,941
                         ========  ======= =======  ========  ========  =======

                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------
                            Global Income Fund          Value Equity Fund
                         -------------------------- --------------------------
                                       Period from                 Period from
                          Year ended     June 18,    Year ended     June 17,
                         December 31,    1997 to    December 31,     1997 to
                         ------------- December 31, -------------  December 31
                          1999   1998      1997      1999   1998      1997
                         ------  ----- ------------ ------ ------  -----------
Investment income:
 Income -- Ordinary
  dividends.............  1,257  2,016      424      4,044  1,033       16
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    258    352       30        824    270       17
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    141      2      --       1,482    256      --
                         ------  -----     ----     ------ ------      ---
Net investment income
 (expense)..............    858  1,662      394      1,738    507       (1)
                         ------  -----     ----     ------ ------      ---
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................   (128) 3,656       35     14,236   (305)      (9)
 Unrealized appreciation
  (depreciation) on
  investments........... (4,715) 1,314     (329)    22,084 11,219        1
 Capital gain distribu-
  tions.................     95     84       37        --   5,046       99
                         ------  -----     ----     ------ ------      ---
Net realized and
 unrealized (loss) gain
 on investments......... (4,748) 5,054     (257)    36,320 15,960      (91)
                         ------  -----     ----     ------ ------      ---
Increase (decrease) in
 net assets from
 operations............. (3,890) 6,716      137     38,058 16,467       90
                         ======  =====     ====     ====== ======      ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                        GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------
                                                                                 Premier Growth
                                 Income Fund               U.S. Equity Fund       Equity Fund
                         ----------------------------- ------------------------- --------------
                                          Period from               Period from   Period from
                           Year ended     December 12,     Year       June 10,      June 9,
                          December 31,      1997 to       Ended       1998 to       1999 to
                         ---------------- December 31, December 31, December 31,  December 31,
                           1999     1998      1997         1999         1998          1999
                         --------  ------ ------------ ------------ ------------ --------------
Investment income:
 Income -- Ordinary
  dividends............. $ 21,400  20,775      992         1,122         269            124
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............    2,983   2,899      116            74         --             103
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............       47       3      --            825          47            116
                         --------  ------     ----        ------       -----         ------
Net investment income
 (expense)..............   18,370  17,873      876           223         222            (95)
                         ========  ======     ====        ======       =====         ======
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................      (78)  3,321     (838)        2,835         144            344
 Unrealized appreciation
  (depreciation) on
  investments...........  (28,051)  4,423      523         6,670       3,300         13,285
 Capital gain
  distributions.........      662   3,666      --         10,093         600          4,011
                         --------  ------     ----        ------       -----         ------
Net realized and
 unrealized (loss) gain
 on investments.........  (27,467) 11,410     (315)       19,598       4,044         17,640
                         --------  ------     ----        ------       -----         ------
Increase (decrease) in
 net assets from
 operations............. $ (9,097) 29,283      561        19,821       4,266         17,545
                         ========  ======     ====        ======       =====         ======

                                          Oppenheimer Variable Account Funds
                                         --------------------------------------
                                          Money Fund        Bond Fund/VA
                                         ------------ -------------------------
                                         Period ended Year ended December 31,
                                         December 11, -------------------------
                                             1997       1999     1998    1997
                                         ------------ --------  ------- -------
Investment income:
 Income -- Ordinary dividends..........      $27        21,896    5,253  16,714
 Expenses -- Mortality and expense risk
  charges --
  Type I (note 3)......................        4         3,043    2,541   1,872
 Expenses -- Mortality and expense risk
  charges --
  Type II (note 3).....................      --            683       56     --
                                             ---      --------  ------- -------
Net investment income (expense)........       23        18,170    2,656  14,842
                                             ===      ========  ======= =======
Net realized and unrealized gain on
 investments:
 Net realized gain (loss)..............      --         (1,863)   2,899     276
 Unrealized appreciation (depreciation)
  on investments.......................      --        (29,542)  11,167   5,965
 Capital gain distributions............      --          2,165    4,848     872
                                             ---      --------  ------- -------
Net realized and unrealized gain (loss)
 on investments........................      --        (29,240)  18,914   7,113
                                             ---      --------  ------- -------
Increase (decrease) in net assets from
 operations............................      $23       (11,070)  21,570  21,955
                                             ===      ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued)
                         ----------------------------------------------------------
                         Capital Appreciation Fund/VA   Aggessive Growth Fund/VA
                         ----------------------------------------------------------
                           Year ended December 31,       Year ended December 31,
                         ----------------------------------------------------------
                            1999       1998      1997     1999      1998     1997
                         ----------  --------- ------------------  -------  -------
Investment income:
 Income -- Ordinary
  dividends.............     11,323    18,421    94,465       --     8,230    5,972
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     24,680    18,337    13,535    30,929   23,326   19,370
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      2,409       315       --      1,422      306      --
                         ----------  --------  -------- ---------  -------  -------
Net investment income
 (expense)..............    (15,766)     (231)   80,930   (32,351) (15,402) (13,398)
                         ==========  ========  ======== =========  =======  =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................    205,534    89,327   112,639   393,176   93,644  264,595
 Unrealized appreciation
  (depreciation) on
  investments...........  1,083,816   270,706   226,521 2,690,916  277,402  (89,502)
 Capital gain
  distributions.........    130,214   211,836       --        --    83,215  113,459
                         ----------  --------  -------- ---------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  1,419,564   571,869   339,160 3,084,092  454,261  288,552
                         ----------  --------  -------- ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............  1,403,798   571,638   420,090 3,051,741  438,859  275,154
                         ==========  ========  ======== =========  =======  =======

                             Oppenheimer Variable Account Funds (continued)
                         ---------------------------------------------------------
                           High Income Fund/VA       Multiple Strategies Fund/VA
                         -------------------------- ------------------------------
                         Year ended December 31,       Year ended December 31,
                         -------------------------- ------------------------------
                           1999     1998     1997     1999      1998       1997
                         --------  -------  ------- --------- ---------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $129,252   37,269  104,862    30,217     6,701     23,583
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......   13,177   12,467    8,770     5,751     5,131      4,459
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    1,187      111      --        766       150        --
                         --------  -------  ------- --------- ---------  ---------
Net investment income
 (expense)..............  114,888   24,691   96,092    23,700     1,420     19,124
                         ========  =======  ======= ========= =========  =========
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................   (9,827)   3,380   11,476    12,030    10,586     26,553
 Unrealized appreciation
  (depreciation) on
  investments...........  (37,389) (81,675)  28,520    16,700    (5,312)    27,703
 Capital gain
  distributions.........      --    45,551      763    43,483    37,972     21,730
                         --------  -------  ------- --------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (47,216) (32,744)  40,759    72,213    43,246     75,986
                         --------  -------  ------- --------- ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $ 67,672   (8,053) 136,851    95,913    44,666     95,110
                         ========  =======  ======= ========= =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                            ---------------------------------------------------
                            Money Market High Income
                             Portfolio    Portfolio   Equity-Income Portfolio
                            ------------ ------------ -------------------------
                            Period ended Period ended Year ended December 31,
                            December 11, December 11, -------------------------
                                1997         1997       1999     1998    1997
                            ------------ ------------ --------  ------- -------
Investment income:
 Income -- Ordinary
  dividends...............    $31,897       14,963     100,754   77,691  57,767
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........      1,948        1,461      46,384   41,459  30,384
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........        --           --        2,894      544     --
                              -------      -------    --------  ------- -------
Net investment income
 (expense)................     29,949       13,502      51,476   35,688  27,383
                              =======      =======    ========  ======= =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)..................        --        41,295     273,786  235,107 125,398
 Unrealized appreciation
  (depreciation) on
  investments.............        --       (23,320)   (193,819)  97,581 539,549
 Capital gain
  distributions...........        --         1,849     224,259  275,448 282,036
                              -------      -------    --------  ------- -------
Net realized and
 unrealized gain (loss) on
 investments..............        --        19,824     304,226  608,136 946,983
                              -------      -------    --------  ------- -------
Increase (decrease) in net
 assets from operations...    $29,949       33,326     355,702  643,824 974,366
                              =======      =======    ========  ======= =======

                            Variable Insurance Products Fund (continued)
                         -------------------------------------------------------
                              Growth Portfolio            Overseas Portfolio
                         -----------------------------  ------------------------
                           Year ended December 31,      Year ended December 31,
                         -----------------------------  ------------------------
                           1999       1998      1997     1999    1998     1997
                         ---------  ---------  -------  ------- -------  -------
Investment income:
 Income -- Ordinary
  dividends.............    17,646     28,150   24,386   32,601  34,556   31,159
 Expenses -- Mortality
  and expense risk
  charges --Type I (note
  3)....................    56,960     42,146   30,276   16,186  13,985   12,638
 Expenses -- Mortality
  and expense risk
  charges --Type II
  (note 3)..............     3,167        138      --       579      19      --
                         ---------  ---------  -------  ------- -------  -------
Net investment income
 (expense)..............   (42,481)   (14,134)  (5,890)  15,836  20,552   18,521
                         =========  =========  =======  ======= =======  =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................   453,879    728,950  193,439  112,501  98,578   95,087
 Unrealized appreciation
  (depreciation) on
  investments........... 1,452,235    630,736  566,792  685,935  (8,287) (45,710)
 Capital gain
  distributions.........   864,641    675,592  111,094   53,190 103,670  124,634
                         ---------  ---------  -------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments......... 2,770,755  2,035,278  871,325  851,626 193,961  174,011
                         ---------  ---------  -------  ------- -------  -------
Increase (decrease) in
 net assets from
 operations............. 2,728,274  2,021,144  865,435  867,462 214,513  192,532
                         =========  =========  =======  ======= =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund II
                         --------------------------------------------------------------
                            Asset Manager Portfolio          Contrafund Portfolio
                         ------------------------------- ------------------------------
                            Year ended December 31          Year ended December 31
                         ------------------------------- ------------------------------
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
 Income -- Ordinary
  dividends............. $153,442  131,901    121,212     18,437   14,737      9,110
 Expenses -- Mortality
  and expense risk
  charges-- Type I (note
  3)....................   33,559   30,607     26,984     23,952   17,652     11,153
 Expenses -- Mortality
  and expense risk
  charges-- Type II
  (note 3)..............      439       77        --       6,221      668        --
                         --------  -------    -------    -------  -------    -------
Net investment income
 (expense)..............  119,444  101,217     94,228    (11,736)  (3,583)    (2,043)
                         ========  =======    =======    =======  =======    =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   64,747   58,132     68,861    354,876  228,313    198,947
 Unrealized appreciation
  (depreciation) on
  investments...........   89,931   32,734    222,652    425,779  398,426    135,687
 Capital gain
  distributions.........  195,289  395,701    296,760    135,201  108,073     24,629
                         --------  -------    -------    -------  -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........  349,967  486,567    588,273    915,856  734,812    359,263
                         --------  -------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations............. $469,411  587,784    682,501    904,120  731,229    357,220
                         ========  =======    =======    =======  =======    =======
                                    Variable Insurance Products Fund III
                         --------------------------------------------------------------
                                                             Growth Opportunities
                           Growth & Income Portfolio              Portfolio
                         ------------------------------- ------------------------------
                                            Period from                    Period from
                            Year ended        May 30,      Year ended        May 30,
                           December 31,       1997 to     December 31,       1997 to
                         -----------------  December 31, ----------------  December 31,
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
 Income -- Ordinary
  dividends.............    2,804      --         --       3,049      808        --
 Expenses -- Mortality
  and expense risk
  charges-- Type I (note
  3)....................    2,165    1,159         45      1,866    1,170        148
 Expenses -- Mortality
  and expense risk
  charges-- Type II
  (note 3)..............    2,516      244        --         866       53        --
                         --------  -------    -------    -------  -------    -------
Net investment income
 (expense)..............   (1,877)  (1,403)       (45)       317     (415)      (148)
                         ========  =======    =======    =======  =======    =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   28,022    2,566      1,642     10,345    3,612        472
 Unrealized appreciation
  (depreciation) on
  investments...........   21,930   59,468     (1,102)    (1,242)  35,308      3,433
 Capital gain
  distributions.........    5,692      337        --       5,663    2,865        --
                         --------  -------    -------    -------  -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........   55,644   62,371        540     14,766   41,785      3,905
                         --------  -------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............   53,767   60,968        495     15,083   41,370      3,757
                         ========  =======    =======    =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Neuberger & Berman
                                                    Advisers Management Trust
                                                  -----------------------------
                                                  Balanced    Bond     Growth
                                                  Portfolio Portfolio Portfolio
                                                  --------- --------- ---------
                                                    Period ended December 11,
                                                  -----------------------------
                                                    1997      1997      1997
                                                  --------- --------- ---------
Investment income:
 Income -- Ordinary dividends....................  $ 4,567    4,664        --
 Expenses -- Mortality and expense risk charges
  -- Type I (note 3).............................    1,723      462        982
 Expenses -- Mortality and expense risk charges
  -- Type II (note 3)............................      --       --         --
                                                   -------    -----    -------
Net investment income (expense)..................    2,844    4,202       (982)
                                                   =======    =====    =======
Net realized and unrealized gain (loss) on in-
 vestments:
 Net realized gain (loss)........................   36,568     (162)    37,624
 Unrealized appreciation (depreciation) on in-
  vestments......................................  (14,898)     (48)   (18,849)
 Capital gain distributions......................   11,743      --      11,458
                                                   -------    -----    -------
Net realized and unrealized gain (loss) on in-
 vestments.......................................   33,413     (210)    30,233
                                                   -------    -----    -------
Increase (decrease) in net assets from opera-
 tions...........................................  $36,257    3,992     29,251
                                                   =======    =====    =======

                                                Federated Insurance Series
                         ------------------------------------------------------------------------------
                          American Leaders Fund      High Income Bond Fund
                                   II                         II                  Utility Fund II
                         -------------------------- ---------------------------------------------------
                         Year ended December 31,    Year ended December 31,   Year ended December 31,
                         -------------------------- ---------------------------------------------------
                           1999     1998     1997     1999     1998     1997    1999     1998    1997
                         --------  -------  ------- --------  -------  ---------------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $  3,192      626      44    15,467    3,125   3,460    6,452    1,649   2,661
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............    1,774    1,082     113     1,149      938     656    1,634    1,345     860
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............    1,482      198     --        583       41     --       602       36     --
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Net investment income
 (expense)..............      (64)    (654)    (69)   13,735    2,146   2,804    4,216      268   1,801
                         ========  =======  ======  ========  =======  ====== ========  ======= =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    8,624     (245)    598    (2,384)   1,890     836    3,277    5,077   1,782
 Unrealized appreciation
  (depreciation) on
  investments...........  (17,252)  22,437   3,025   (10,198)  (3,246)  5,274  (16,132)  11,499  25,287
 Capital gain
  distributions.........   32,275    8,313     104     1,345      882     159   12,525   10,132   2,268
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........   23,647   30,505   3,727   (11,237)    (474)  6,269     (330)  26,708  29,337
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $ 23,583   29,851   3,658     2,498    1,672   9,073    3,886   26,976  31,138
                         ========  =======  ======  ========  =======  ====== ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Alger American Fund
                         -----------------------------------------------------------
                         Small Capitalization Portfolio       Growth Portfolio
                         --------------------------------- -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------- -------------------------
                            1999       1998       1997      1999     1998     1997
                         ----------  ---------- ---------- -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $       --         --         --    2,264    3,185    3,606
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      9,129      6,602      5,518   13,062    8,011    7,350
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      1,012        105         --    4,272      105       --
                         ----------  ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    (10,141)    (6,707)    (5,518) (15,070)  (4,931)  (3,744)
                         ==========  =========  =========  =======  =======  =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (6,385)   (65,245)   109,665  390,753   60,482  103,893
 Unrealized appreciation
  (depreciation) on
  investments...........    405,230    102,269    (21,855)  99,476  293,124  100,012
 Capital gain
  distributions.........    183,620    119,910     23,157  224,152  156,070    6,410
                         ----------  ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........    582,465    156,934    110,967  714,381  509,676  210,315
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $  572,324    150,227    105,449  699,311  504,745  206,571
                         ==========  =========  =========  =======  =======  =======

                                   PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio             PBGH Growth II Portfolio
                         ---------------------------- ----------------------------
                                         Period from                  Period from
                          Year ended       May 30,     Year ended       May 30,
                         December 31,      1997 to    December 31,      1997 to
                         --------------  December 31, --------------  December 31,
                          1999    1998       1997      1999    1998       1997
                         ------  ------  ------------ -------  -----  ------------
Investment income:
 Income -- Ordinary
  dividends.............     --      --       --           --     --        --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    606     310       63          569    177        43
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    209      17       --          410     62        --
                         ------  ------      ---      -------  -----      ----
Net investment income
 (expense)..............   (815)   (327)     (63)        (979)  (239)      (43)
                         ======  ======      ===      =======  =====      ====
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  5,563   3,310      584       34,202   (197)       34
 Unrealized appreciation
  (depreciation) on
  investments........... 71,826  13,650       92       81,393  8,666      (142)
 Capital gain
  distributions.........     --      --       --           --     --        --
                         ------  ------      ---      -------  -----      ----
Net realized and
 unrealized gain (loss)
 on investments......... 77,389  16,960      676      115,595  8,469      (108)
                         ------  ------      ---      -------  -----      ----
Increase (decrease) in
 net assets from
 operations............. 76,574  16,633      613      114,616  8,230      (151)
                         ======  ======      ===      =======  =====      ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Janus Aspen Series
                         ----------------------------------------------------------------------------------
                             Aggressive Growth                                       Worldwide Growth
                                 Portfolio                Growth Portfolio               Portfolio
                         ---------------------------  -------------------------- --------------------------
                          Year ended December 31,      Year ended December 31,    Year ended December 31,
                         ---------------------------  -------------------------- --------------------------
                            1999     1998     1997      1999      1998    1997     1999      1998    1997
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $   65,274     --       --      10,964   81,252  24,526    11,433  109,248  24,679
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     24,955  13,231   10,376     25,172   16,385  11,319    38,848   27,847  16,118
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      6,757     391      --       5,821      257     --      6,863      646     --
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net investment income
 (expense)..............     33,562 (13,622) (10,376)   (20,029)  64,610  13,207   (34,278)  80,755   8,561
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    861,331 171,826  202,593    379,537  115,203  94,811   404,104  233,014  89,852
 Unrealized appreciation
  (depreciation) on
  investments...........  3,141,869 488,613  (21,456) 1,328,882  576,941 155,268 3,266,899  623,292 251,916
 Capital gain
  distributions.........    111,141     --       --      21,779   65,314  22,729       --    43,815  11,139
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  4,114,341 660,439  181,137  1,730,198  757,458 272,808 3,671,003  900,121 352,907
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Increase (decrease) in
 net assets
 from operations........ $4,147,903 646,817  170,761  1,710,169  822,068 286,015 3,636,725  980,876 361,468
                         ========== =======  =======  =========  ======= ======= =========  ======= =======

                                         Janus Aspen Series (continued)
                                   --------------------------------------------
                                                            Flexible Income
                                     Balanced Portfolio        Portfolio
                                   ----------------------- --------------------
                                                               Year ended
                                   Year ended December 31,    December 31,
                                   ----------------------- --------------------
                                     1999    1998    1997   1999   1998   1997
                                   -------- ------- ------ ------  -----  -----
Investment income:
 Income -- Ordinary dividends..... $ 43,936  36,704 11,688 12,568  4,328  3,475
 Expenses -- Mortality and expense
  risk charges -- Type I
  (note 3)........................    9,328   5,806  2,145    715    449    240
 Expenses -- Mortality and expense
  risk charges -- Type II (note
  3)..............................    3,366     484    --     511     10    --
                                   -------- ------- ------ ------  -----  -----
Net investment income (expense)...   31,242  30,414  9,543 11,342  3,869  3,235
                                   -------- ------- ------ ------  -----  -----
Net realized and unrealized gain
 on investments:
 Net realized gain (loss).........   79,219  24,529  8,229 (1,786) 1,687    305
 Unrealized appreciation (depreci-
  ation) on investments...........  321,542 216,533 41,009 (8,109)   (74)    72
 Capital gain distributions.......      --    5,970    404    566    167     17
                                   -------- ------- ------ ------  -----  -----
Net realized and unrealized gain
 (loss) on investments............  400,761 247,032 49,642 (9,329) 1,780    394
                                   -------- ------- ------ ------  -----  -----
Increase (decrease) in net assets
 from operations.................. $432,003 277,446 59,185  2,013  5,649  3,629
                                   ======== ======= ====== ======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Janus Aspen Series (continued)
                         --------------------------------------------------------
                           International Growth        Capital Appreciation
                                Portfolio                    Portfolio
                         -------------------------  -----------------------------
                                                                     Period from
                                                      Year ended     May 21, 1997
                         Year ended December 31,     December 31,         to
                         -------------------------  ---------------  December 31,
                           1999     1998    1997     1999     1998       1997
                         --------  ------- -------  -------  ------  ------------
Investment income:
 Income -- Ordinary div-
  idends................    2,819   10,815   1,441      509     132       27
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    4,231    3,098   1,442    3,352   1,260       34
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    4,585      580     --     4,381      91      --
                         --------  ------- -------  -------  ------      ---
Net investment income
 (expense)..............   (5,997)   7,137      (1)  (7,224) (1,219)      (7)
                         --------  ------- -------  -------  ------      ---
Net realized and
 unrealized gain on in-
 vestments:
 Net realized gain
  (loss)................   54,154   40,482   5,037   82,791  28,363      106
 Unrealized appreciation
  (depreciation) on in-
  vestments.............  923,354   16,463  16,037  513,292  45,429      697
 Capital gain distribu-
  tions.................      --     1,528     275    5,853     --       --
                         --------  ------- -------  -------  ------      ---
Net realized and
 unrealized gain (loss)
 on investments.........  977,508   58,473  21,349  601,936  73,792      803
                         --------  ------- -------  -------  ------      ---
Increase (decrease) in
 net assets from opera-
 tions..................  971,511   65,610  21,348  594,712  72,573      796
                         ========  ======= =======  =======  ======      ===


                                   Goldman Sachs Variable Insurance Trust
                             ---------------------------------------------------
                              Growth and Income Fund      Mid Cap Value Fund
                             ------------------------- -------------------------
                                          Period from               Period from
                                           October 1,                August 28,
                              Year ended    1998 to     Year ended    1998 to
                             December 31, December 31, December 31, December 31,
                                 1999         1998         1999         1998
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............      $242          95          3,355         408
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3).........         3           2            293         --
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)........       112          17            448         117
                                 ----         ---         ------       -----
    Net investment income
     (expense).............       127          76          2,614         291
                                 ----         ---         ------       -----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................       585         120             87       3,047
  Unrealized appreciation
   (depreciation) on
   investments.............      (222)        496         (2,647)      2,320
  Capital gain
   distributions...........       --          --             --          --
                                 ----         ---         ------       -----
    Net realized and
     unrealized gain (loss)
     on investments........       363         616         (2,560)      5,367
                                 ----         ---         ------       -----
    Increase (decrease) in
     net assets from opera-
     tions.................      $490         692             54       5,658
                                 ====         ===         ======       =====


                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Salomon Brothers Variable Series Fund Inc.
                             ---------------------------------------------------
                              Strategic                                Total
                              Bond Fund        Investors Fund       Return Fund
                             ------------ ------------------------- ------------
                                                       Period from
                                                       December 8,
                              Year ended   Year ended    1998 to     Year ended
                             December 31, December 31, December 31, December 31,
                                 1999         1999         1998         1999
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............     $2,773         44            6           27
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3).........        --          14            1            4
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)........        163          6          --           --
                                ------        ---          ---          ---
    Net investment income
     (expense).............      2,610         24            5           23
                                ------        ---          ---          ---
Net realized and unrealized
gain (loss) on investments:
  Net realized gain
   (loss)..................          3         22          --            (1)
  Unrealized appreciation
   (depreciation) on
   investments.............     (1,908)       232           53          (37)
  Capital gain distribu-
   tions...................        --         --           --           --
                                ------        ---          ---          ---
    Net realized and
     unrealized gain (loss)
     on investments........     (1,905)       254           53          (38)
                                ------        ---          ---          ---
    Increase (decrease) in
     net assets from opera-
     tions.................     $  705        278           58          (15)
                                ======        ===          ===          ===






                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                         GE Investments Funds, Inc.
                                 ----------------------------------------------
                                                                    Government
                                                                    Securities
                                       S&P 500 Index Fund              Fund
                                 --------------------------------  ------------
                                    Year ended December 31,        Period ended
                                 --------------------------------  December 11,
                                    1999       1998       1997         1997
                                 ----------  ---------  ---------  ------------
Increase (decrease) in net as-
 sets
From operations:
 Net investment income
  (expense)....................  $   11,612     16,310     23,489      (2,085)
 Net realized gain (loss)......     367,307    200,588     18,179       1,254
 Unrealized appreciation
  (depreciation) on
  investments..................     797,281    637,587    504,771      18,064
 Capital gain distributions....      82,915    154,941     48,005         --
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets from operations......   1,259,115  1,009,426    594,444      17,233
                                 ----------  ---------  ---------    --------
From capital transactions:
 Net premiums..................   2,348,331  1,553,985    496,133      36,517
 Loan interest.................        (199)      (667)    (2,663)        290
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits................     (10,568)       --    (146,232)        --
 Surrenders....................    (226,385)     2,166    (28,437)    (15,385)
 Loans.........................    (147,819)   (28,223)   (12,720)     (4,137)
 Cost of insurance and
  administrative expense
  (note 3).....................    (761,285)  (453,919)  (235,713)    (23,090)
 Transfer gain (loss) and
  transfer fees................      (1,620)  (111,502)      (793)       (675)
 Interfund transfers...........     702,040    (71,575)   954,081    (322,397)
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets from capital
   transactions................   1,902,495    890,265  1,023,656    (328,877)
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets........................   3,161,610  1,899,691  1,618,100    (311,644)
Net assets at beginning of
 year..........................   5,307,680  3,407,989  1,789,889     311,644
                                 ----------  ---------  ---------    --------
Net assets at end of year......  $8,469,290  5,307,680  3,407,989         --
                                 ==========  =========  =========    ========

                                      GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------
                                  Money Market Fund                  Total Return Fund
                          -----------------------------------  -------------------------------
                               Year ended December 31,            Year ended December 31,
                          -----------------------------------  -------------------------------
                             1999         1998        1997       1999       1998       1997
                          -----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   223,302     140,953      93,988     57,566    181,452     62,574
 Net realized gain
  (loss)................            3         517     298,840     10,066    (62,109)   (54,073)
 Unrealized appreciation
  (depreciation) on
  investments...........           (3)       (517)   (300,439)   319,427    423,954    123,159
 Capital gain
  distributions.........          --          --          --     102,400        --     370,006
                          -----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      223,302     140,953      92,389    489,459    543,297    501,666
                          -----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    7,117,726   5,316,844   3,634,434    251,092    252,081    169,809
 Loan interest..........          132       2,567      (3,118)      (279)      (327)      (299)
 Transfers (to) from the
  general account of GE
  Life and Annuity
  Death benefits........          --       (1,231)    (15,944)   (16,660)   (21,333)    (7,452)
 Surrenders.............     (143,091)   (127,487)    (10,646)   (23,097)   (16,053)   (14,564)
 Loans..................     (382,888)    (92,788)     (5,231)   (24,984)    (8,458)    (3,824)
 Cost of insurance and
  administrative expense
  (note 3)..............     (488,436)   (379,891)   (284,457)  (406,244)  (385,697)  (357,384)
 Transfer gain (loss)
  and transfer fees.....       (7,217)    (24,254)   (233,325)      (706)    26,522     39,224
 Interfund transfers....   (5,024,217) (3,025,038) (3,317,791)   (27,330)    84,003     (2,809)
                          -----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    1,072,009   1,668,722    (236,078)  (248,208)   (69,262)  (177,299)
                          -----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    1,295,311   1,809,675    (143,689)   241,251    474,035    324,367
Net assets at beginning
 of year................    4,071,591   2,261,916   2,405,605  4,077,703  3,603,668  3,279,301
                          -----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 5,366,902   4,071,591   2,261,916  4,318,954  4,077,703  3,603,668
                          ===========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------------------
                           International Equity      Real Estate Securities
                                   Fund                       Fund                  Global Income Fund
                          -------------------------  -------------------------  ----------------------------
                                                                                                Period from
                                                                                 Year ended       June 18,
                          Year ended December 31,    Year ended December 31,    December 31,      1997 to
                          -------------------------  -------------------------  --------------  December 31,
                            1999     1998     1997    1999     1998     1997     1999    1998       1997
                          --------  -------  ------  -------  -------  -------  ------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (654)   5,294     286   20,269   11,599    6,424     858   1,662       394
 Net realized gain
  (loss)................     5,881       93     654  (14,908) (13,410)   2,800    (128)  3,656        35
 Unrealized appreciation
  (depreciation) on
  investments...........    34,706    8,003  (5,290) (10,218) (64,135)  (2,725) (4,715)  1,314      (329)
 Capital gain
  distributions.........    16,048      --    7,881    1,216   12,450   13,442      95      84        37
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
  Increase (decrease) in
   net assets from
   operations...........    55,981   13,390   3,531   (3,641) (53,496)  19,941  (3,890)  6,716       137
From capital
 transactions:
 Net premiums...........   152,398   27,099  23,197  121,762  210,779   79,557  23,325  15,696     1,293
 Loan interest..........        14        1       4       47       (6)       2     --      --        --
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........    (7,573)     --      --   (11,787)     --       --      --      --        --
  Surrenders............       (86)    (497)   (904)  (1,244)  (3,842)    (692) (1,142)    --        --
  Loans.................   (24,626)    (733)   (289) (51,101)    (660)    (874)    --      --       (243)
  Cost of insurance and
   administrative
   expense (note 3).....       (40) (10,088) (5,480)     (90) (49,575) (17,806) (5,884) (4,405)     (373)
  Transfer gain (loss)
   and transfer fees....       --       303  (1,837)     --      (872)     300      66     128        (9)
 Interfund transfers....   (27,880)  10,770  22,059   22,778   41,309   89,769  37,663   8,773     8,418
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
  Increase (decrease) in
   assets from capital
   transactions.........    92,207   26,855  36,750   80,365  197,133  150,256  54,028  20,192     9,086
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
Increase (decrease) in
 net assets.............   148,188   40,245  40,281   76,724  143,637  170,197  50,138  26,908     9,223
Net assets at beginning
 of period..............   115,749   75,504  35,223  344,046  200,409   30,212  36,131   9,223       --
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
Net assets at end of
 period.................  $263,937  115,749  75,504  420,770  344,046  200,409  86,269  36,131     9,223
                          ========  =======  ======  =======  =======  =======  ======  ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------
                                Value Equity Fund                 Income Fund
                          ------------------------------- ------------------------------
                                             Period from                    Period from
                             Year ended        June 17,     Year ended      December 12,
                            December 31,       1997 to     December 31,       1997 to
                          -----------------  December 31, ----------------  December 31,
                            1999     1998        1997      1999     1998        1997
                          --------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,738      507         (1)    18,370   17,873        876
 Net realized gain
  (loss)................    14,236     (305)        (9)       (78)   3,321       (838)
 Unrealized appreciation
  (depreciation) on
  investments...........    22,084   11,219          1    (28,051)   4,423        523
 Capital gain
  distributions.........       --     5,046         99        662    3,666        --
                          --------  -------     ------    -------  -------    -------
  Increase (decrease) in
   net assets from
   operations...........    38,058   16,467         90     (9,097)  29,283        561
From capital
 transactions:
 Net premiums...........   219,094  108,124      5,797     68,061   59,967        735
 Loan interest..........       (57)      34          2         11      (75)        12
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........   (10,051)     --         --         --       --         --
 Surrenders.............    (4,932)  (2,851)       --      (3,866) (29,103)       --
 Loans..................   (20,880)  (1,112)       --      (2,087)    (665)       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (40,864) (13,611)    (1,002)   (34,405) (32,512)    (1,655)
 Transfer gain (loss)
  and transfer fees.....    (8,769)  (3,719)        35       (166)    (444)       (30)
 Interfund transfers....   167,398   95,455      8,637    (45,407)  29,042    378,428
                          --------  -------     ------    -------  -------    -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   300,939  182,320     13,469    (17,859)  26,210    377,490
                          --------  -------     ------    -------  -------    -------
Increase (decrease) in
 net assets.............   338,997  198,787     13,559    (26,956)  55,493    378,051
Net assets at beginning
 of period..............   212,346   13,559        --     433,544  378,051        --
                          --------  -------     ------    -------  -------    -------
Net assets at end of
 period.................  $551,343  212,346     13,559    406,588  433,544    378,051
                          ========  =======     ======    =======  =======    =======

                                        GE Investments Funds, Inc. (continued)
                                        ---------------------------------------
                                                                     Premier
                                                                  Growth Equity
                                            U.S. Equity Fund          Fund
                                        ------------------------- -------------
                                                     Period from   Period from
                                                       June 10,   June 9, 1999
                                         Year ended    1998 to         to
                                        December 31, December 31, December 31,
                                            1999         1998         1999
                                        ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......        223          222           (95)
 Net realized gain (loss).............      2,835          144           344
 Unrealized appreciation
  (depreciation) on investments.......      6,670        3,300        13,285
 Capital gain distributions...........     10,093          600         4,011
                                          -------       ------       -------
  Increase (decrease) in net assets
   from operations....................     19,821        4,266        17,545
From capital transactions:
 Net premiums.........................    137,612       30,322        35,871
 Loan interest........................        --           --            --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................        --           --            --
 Surrenders...........................       (462)         (80)          --
 Loans................................        --           --            --
 Cost of insurance and administrative
  expense (note 3)....................    (26,579)      (2,198)       (5,472)
 Transfer gain (loss) and transfer
  fees................................       (459)         172         1,248
 Interfund transfers..................     38,985       18,463        88,483
                                          -------       ------       -------
  Increase (decrease) in net assets
   from capital transactions..........    149,097       46,679       120,130
                                          -------       ------       -------
Increase (decrease) in net assets.....    168,918       50,945       137,675
Net assets at beginning of period.....     50,945          --            --
                                          -------       ------       -------
Net assets at end of period...........    219,863       50,945       137,675
                                          =======       ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Oppenheimer Variable Account Funds
                                        --------------------------------------
                                         Money Fund       Bond Fund/VA
                                        ------------ -------------------------
                                        Period ended Year ended December 31,
                                        December 11, -------------------------
                                            1997      1999     1998     1997
                                        ------------ -------  -------  -------
Increase (decrease) in net assets:
From operations:
 Net investment income (expense)......     $  23      18,170    2,656   14,842
 Net realized gain (loss).............       --       (1,863)   2,899      276
 Unrealized appreciation
  (depreciation) on investments.......       --      (29,542)  11,167    5,965
 Capital gain distributions...........       --        2,165    4,848      872
                                           -----     -------  -------  -------
  Increase (decrease) in net assets
   from operations....................        23     (11,070)  21,570   21,955
From capital transactions:
 Net premiums.........................       111     148,327  164,138   56,837
 Loan interest........................       --           18      (39)     (13)
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................       --          --       --       --
 Surrenders...........................       --      (13,864) (17,769) (17,569)
 Loans................................       --         (838)  (1,348)  (2,018)
 Cost of insurance and administrative
  expense (note 3)....................      (205)    (63,471) (40,698) (23,294)
 Transfer gain (loss) and transfer
  fees................................        15         211      188   (1,279)
Transfers (to) from the Guarantee
 Account..............................       --          --       --       --
Interfund transfers...................      (651)    108,262   51,994  (12,046)
                                           -----     -------  -------  -------
  Increase (decrease) in net assets
   from capital transactions..........      (730)    178,645  156,466      618
                                           -----     -------  -------  -------
Increase (decrease) in net assets.....      (707)    167,575  178,036   22,573
Net assets at beginning of year.......       707     470,449  292,413  269,840
                                           -----     -------  -------  -------
Net assets at end of year.............     $ --      638,024  470,449  292,413
                                           =====     =======  =======  =======

                                Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------
                            Aggressive Growth Fund/VA      Capital Appreciation Fund/VA
                          -------------------------------  -------------------------------
                             Year ended December 31,          Year ended December 31,
                          -------------------------------  -------------------------------
                            1999       1998       1997       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............    (32,351)   (15,402)   (13,398)   (15,766)      (231)    80,930
 Net realized gain
  (loss)................    393,176     93,644    264,595    205,534     89,327    112,639
 Unrealized appreciation
  (depreciation) on
  investments...........  2,690,916    277,402    (89,502) 1,083,816    270,706    226,521
 Capital gain
  distributions.........        --      83,215    113,459    130,214    211,836        --
                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........  3,051,741    438,859    275,154  1,403,798    571,638    420,090
From capital
 transactions:
 Net premiums...........    706,892    826,696    794,773    823,296    687,713    460,957
 Loan interest..........       (459)       171        305       (802)      (398)      (541)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (2,341)       --        (313)    (3,528)       --         --
 Surrenders.............   (160,601)  (139,804)   (41,954)  (104,939)  (137,732)   (69,141)
 Loans..................   (187,114)   (62,192)   (38,517)   (44,498)   (10,897)   (12,664)
 Cost of insurance and
  administrative expense
  (note 3)..............   (345,495)  (336,566)  (307,499)  (302,052)  (260,178)  (176,831)
 Transfer gain (loss)
  and transfer fees.....     (9,130)     2,879     13,531       (383)       (93)    (4,635)
Transfers (to) from the
 Guarantee Account......        --        (257)       --         --         --         --
Interfund transfers.....   (235,950)    (1,915)    61,532    (28,758)   100,907    180,805
                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   (234,198)   289,012    481,858    338,336    379,322    377,950
                          ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............  2,817,543    727,871    757,012  1,742,134    950,960    798,040
Net assets at beginning
 of year................  3,826,947  3,099,076  2,342,064  3,228,873  2,277,913  1,479,873
                          ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  6,644,490  3,826,947  3,099,076  4,971,007  3,228,873  2,277,913
                          =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued)
                         -----------------------------------------------------------
                                                             Multiple Strategies
                                High Income Fund                    Fund
                         --------------------------------  -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------  -------------------------
                            1999       1998       1997      1999     1998     1997
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense)............. $  114,888     24,691     96,092   23,700    1,420   19,124
 Net realized gain
  (loss)................     (9,827)     3,380     11,476   12,030   10,586   26,553
 Unrealized appreciation
  (depreciation) on
  investments...........    (37,389)   (81,675)    28,520   16,700   (5,312)  27,703
 Capital gain
  distributions.........        --      45,551        763   43,483   37,972   21,730
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........     67,672     (8,053)   136,851   95,913   44,666   95,110
                         ----------  ---------  ---------  -------  -------  -------
From capital
 transactions:
 Net premiums...........    445,041    464,843    359,877  193,685  235,155  132,071
 Loan interest..........        890       (313)       (10)      (5)    (157)    (129)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (215)    (3,028)       --      (253)     --       --
   Surrenders...........    (82,275)   (91,485)   (19,540) (26,225)  (8,552) (51,445)
   Loans................    (44,238)   (16,569)   (25,149)  (8,254)  (9,879)  (4,961)
   Cost of insurance and
     administrative
     expense (note 3)...   (170,939)  (190,705)  (162,386) (68,019) (68,755) (65,223)
   Transfer gain (loss)
   and transfer fees....     (1,499)     2,861        944     (182)    (109)     (84)
 Transfers (to) from the
  Guarantee Account.....         (4)       --         --       --       --       --
 Interfund transfers....     43,275     46,306    367,417  (53,287) (12,778) (13,534)
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    190,036    211,910    521,153   37,460  134,925   (3,305)
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets.............    257,708    203,857    658,004  133,373  179,591   91,805
Net assets at beginning
 of year................  1,854,608  1,650,751    992,747  846,057  666,466  574,661
                         ----------  ---------  ---------  -------  -------  -------
Net assets at end of
 year................... $2,112,316  1,854,608  1,650,751  979,430  846,057  666,466
                         ==========  =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                          ---------------------------------------------------------
                             Money         High
                             Market       Income
                           Portfolio    Portfolio      Equity-Income Portfolio
                          ------------ ------------ -------------------------------
                          Period ended Period ended    Year ended December 31,
                          December 11, December 11, -------------------------------
                              1997         1997       1999       1998       1997
                          ------------ ------------ ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............   $  29,949       13,502      51,476     35,688     27,383
 Net realized gain
  (loss)................         --        41,295     273,786    235,107    125,398
 Unrealized appreciation
  (depreciation) on
  investments...........         --       (23,320)   (193,819)    97,581    539,549
 Capital gain
  distributions.........         --         1,849     224,259    275,448    282,036
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      29,949       33,326     355,702    643,824    974,366
                           ---------     --------   ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........         --           208   1,437,479  1,528,326  1,111,418
 Loan interest..........         (34)         (41)        956       (659)       623
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --      (26,021)    (4,313)      (276)
 Surrenders.............          (2)      (2,471)   (195,718)  (292,782)   (74,706)
 Loans..................      (1,093)      (1,664)   (150,364)   (48,745)   (43,806)
 Cost of insurance and
  administrative expense
  (note 3)..............     (18,137)     (16,918)   (579,765)  (625,045)  (475,456)
 Transfer gain (loss)
  and transfer fees.....     (15,912)       1,294      (4,942)     3,459     21,702
 Interfund transfers....    (310,424)    (226,946)   (644,610)   111,431    662,909
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (345,602)    (246,538)   (162,985)   671,672  1,202,408
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets.............    (315,653)    (213,212)    192,717  1,315,496  2,176,774
Net assets at beginning
 of year................     315,653      213,212   6,713,088  5,397,592  3,220,818
                           ---------     --------   ---------  ---------  ---------
Net assets at end of
 year...................   $     --           --    6,905,805  6,713,088  5,397,592
                           =========     ========   =========  =========  =========

                                  Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------
                                 Growth Portfolio                 Overseas Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............  $   (42,481)   (14,134)    (5,890)    15,836     20,552     18,521
 Net realized gain
  (loss)................      453,879    728,950    193,439    112,501     98,578     95,087
 Unrealized appreciation
  (depreciation) on
  investments...........    1,452,235    630,736    566,792    685,935     (8,287)   (45,710)
 Capital gain
  distributions.........      864,641    675,592    111,094     53,190    103,670    124,634
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    2,728,274  2,021,144    865,435    867,462    214,513    192,532
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,388,701  1,067,020  1,063,353    364,398    357,948    366,213
 Loan interest..........       (4,205)    (3,767)      (786)      (189)    (1,149)      (656)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (14,970)    (2,159)   (12,511)    (3,758)       --        (264)
 Surrenders.............     (438,334)  (303,094)  (119,903)   (92,920)   (94,164)   (78,977)
 Loans..................     (133,503)   (67,251)  (102,452)   (37,514)   (10,363)   (29,580)
 Cost of insurance and
  administrative expense
  (note 3)..............     (614,236)  (550,302)  (468,850)  (164,565)  (172,299)  (181,619)
 Transfer gain (loss)
  and transfer fees.....      (14,687)   (32,108)      (321)    (2,197)     3,188      2,923
 Interfund transfers....     (344,635)   735,023    127,136    (89,327)     7,063   (292,022)
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (175,869)   843,362    485,666    (26,072)    90,224   (213,982)
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    2,552,405  2,864,506  1,351,101    841,390    304,737    (21,450)
Net assets at beginning
 of year................    7,826,253  4,961,747  3,610,646  2,043,917  1,739,180  1,760,630
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $10,378,658  7,826,253  4,961,747  2,885,307  2,043,917  1,739,180
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                      Variable Insurance Products Fund II
                          -----------------------------------------------------------------
                             Asset Manager Portfolio            Contrafund Portfolio
                          --------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,
                          --------------------------------  -------------------------------
                             1999       1998       1997       1999       1998       1997
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $  119,444    101,217     94,228    (11,736)    (3,583)    (2,043)
 Net realized gain
  (loss)................      64,747     58,132     68,861    354,876    228,313    198,947
 Unrealized appreciation
  (depreciation) on
  investments...........      89,931     32,734    222,652    425,779    398,426    135,687
 Capital gain
  distributions.........     195,289    395,701    296,760    135,201    108,073     24,629
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     469,411    587,784    682,501    904,120    731,229    357,220
                          ----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........     477,913    513,149    644,004  1,028,819    947,585    617,546
 Loan interest..........        (525)      (263)      (381)    (1,317)      (583)      (140)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (2,250)    (4,354)       --         --      (3,241)    (5,439)
 Surrenders.............    (104,369)  (197,464)  (122,367)  (127,334)  (118,374)   (90,538)
 Loans..................     (33,108)   (31,787)   (29,206)   (45,515)   (45,386)   (13,250)
 Cost of insurance and
  administrative expense
  (note 3)..............    (282,330)  (311,542)  (329,030)  (391,276)  (322,452)  (207,378)
 Transfer gain (loss)
  and transfer fees.....      (1,929)       689     12,971    (12,817)    26,399     17,537
 Transfers (to) from the
  Guarantee Account.....         --         --         --         --        (102)       --
 Interfund transfers....    (188,976)   (89,254)   430,161        179    403,462    292,298
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (135,574)  (120,826)   606,152    450,739    887,308    610,636
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     333,837    466,958  1,288,653  1,354,859  1,618,537    967,856
Net assets at beginning
 of period..............   4,636,363  4,169,405  2,880,752  3,631,860  2,013,323  1,045,467
                          ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $4,970,200  4,636,363  4,169,405  4,986,719  3,631,860  2,013,323
                          ==========  =========  =========  =========  =========  =========

                                     Variable Insurance Products Fund III
                          ---------------------------------------------------------------
                                                               Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          -------------------------------- ------------------------------
                                              Period from                    Period from
                             Year ended       May 30, 1997   Year ended      May 30, 1997
                            December 31,           to       December 31,          to
                          ------------------  December 31, ----------------  December 31,
                            1999      1998        1997      1999     1998        1997
                          ---------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $  (1,877)  (1,403)       (45)       317     (415)      (148)
 Net realized gain
  (loss)................     28,022    2,566      1,642     10,345    3,612        472
 Unrealized appreciation
  (depreciation) on
  investments...........     21,930   59,468     (1,102)    (1,242)  35,308      3,433
 Capital gain
  distributions.........      5,692      337        --       5,663    2,865        --
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations.............     53,767   60,968        495     15,083   41,370      3,757
                          ---------  -------     ------    -------  -------     ------
From capital
 transactions:
 Net premiums...........    444,542  202,919      5,448    160,164   71,954      6,899
 Loan interest..........         11      --         --        (114)     (31)       --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --       --         --         --       --         --
 Surrenders.............    (12,518)  (2,976)       --      (1,860)    (448)       --
 Loans..................     (1,076)   2,468        --        (479)  (6,446)       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (107,292) (31,238)    (1,504)   (54,942) (24,940)    (1,447)
 Transfer gain (loss)
  and transfer fees.....     (9,848)   4,369      1,159         14      976        860
 Interfund transfers....     59,059  125,535     41,761     45,257  132,314     61,508
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from capital
 transactions...........    372,878  301,077     46,864    148,040  173,379     67,820
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets.............    426,645  362,045     47,359    163,123  214,749     71,577
Net assets at beginning
 of period..............    409,404   47,359        --     286,326   71,577        --
                          ---------  -------     ------    -------  -------     ------
Net assets at end of
 period.................  $ 836,049  409,404     47,359    449,449  286,326     71,577
                          =========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Neuberger & Berman Advisers Management Trust
                         ---------------------------------------------------
                            Balanced             Bond             Growth
                           Portfolio          Portfolio         Portfolio
                         ---------------    --------------    --------------
                          Period ended       Period ended      Period ended
                          December 11,       December 11,      December 11,
                              1997               1997              1997
                         ---------------    --------------    --------------
Increase (decrease) in
 net assets:
From operations:
  Net investment income
   (expense)...........   $         2,844             4,202               (982)
  Net realized gain
   (loss)..............            36,568              (162)            37,624
  Unrealized apprecia-
   tion (depreciation)
   on investments......           (14,898)              (48)           (18,849)
  Capital gain distri-
   butions.............            11,743               --              11,458
                          ---------------     -------------     --------------
      Increase (de-
       crease) in net
       assets from op-
       erations........            36,257             3,992             29,251
                          ---------------     -------------     --------------
From capital transac-
 tions:
  Net premiums.........               321               --                 578
  Loan interest........               (32)              --                (111)
  Transfers (to) from
   the general account
   of GE Life and Annu-
   ity:
    Death benefits.....               --                --                 --
    Surrenders.........           (12,775)              (61)            (3,450)
    Loans..............            (1,513)              --              (1,168)
    Cost of insurance
     and administrative
     expense (note 3)..           (11,724)           (1,655)            (6,896)
    Transfer gain
     (loss) and trans-
     fer fees..........              (153)           (1,438)             2,241
  Interfund transfers..          (254,395)          (80,382)          (154,994)
                          ---------------     -------------     --------------
      Increase (de-
       crease) in net
       assets from cap-
       ital transac-
       tions...........          (280,271)          (83,536)          (163,800)
                          ---------------     -------------     --------------
Increase (decrease) in
 net assets............          (244,014)          (79,544)          (134,549)
Net assets at beginning
 of year...............           244,014            79,544            134,549
                          ---------------     -------------     --------------
Net assets at end of
 year..................   $           --                --                 --
                          ===============     =============     ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                 Federated Insurance Series
                          ---------------------------------------------------------------------------------
                           American Leaders Fund
                                    II               High Income Bond Fund II         Utility Fund II
                          -------------------------  ---------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,     Year ended December 31,
                          -------------------------  ---------------------------  -------------------------
                            1999     1998     1997     1999      1998     1997     1999     1998     1997
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (64)    (654)    (69)   13,735     2,146    2,804    4,216      268    1,801
 Net realized gain
  (loss)................     8,624     (245)    598    (2,384)    1,890      836    3,277    5,077    1,782
 Unrealized appreciation
  (depreciation) on
  investments...........   (17,252)  22,437   3,025   (10,198)   (3,246)   5,274  (16,132)  11,499   25,287
 Capital gain
  distributions.........    32,275    8,313     104     1,345       882      159   12,525   10,132    2,268
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets from opera-
 tions..................    23,583   29,851   3,658     2,498     1,672    9,073    3,886   26,976   31,138
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   253,145  161,541  26,104   127,454    76,550   41,464   89,180   81,174   43,641
 Loan interest..........       113       25     --        (48)       60      --       (68)       7      --
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........       --       --      --        --        --       --       --       --       --
  Surrenders............   (10,302)  (6,132)    --     (4,636)   (3,973)     --    (2,117)  (2,124)     --
  Loans.................        37   (1,072)    --       (105)   (3,721)  (3,068) (11,083)    (315)     --
  Cost of insurance
   (note 3).............   (60,062) (31,404) (3,533)  (26,844)  (21,339)  (9,342) (27,107) (19,854) (10,455)
  Transfer gain (loss)
   and transfer fees....    (4,143)  (1,069)     46       660       (94)     332   (1,353)    (312)    (196)
 Transfers (to) from the
  Guarantee Account.....       --       --      --        --        --       --       --       --       --
 Interfund transfers....    79,528  120,045  17,684    58,046    16,748   20,749   80,135     (910)  11,808
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........   258,316  241,934  40,301   154,527    64,231   50,135  127,587   57,666   44,798
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   281,899  271,785  43,959   157,025    65,903   59,208  131,473   84,642   75,936
Net assets at beginning
 of period..............   318,014   46,229   2,270   160,709    94,806   35,598  247,918  163,276   87,340
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Net assets at end of
 period.................  $599,913  318,014  46,229   317,734   160,709   94,806  379,391  247,918  163,276
                          ========  =======  ======  ========  ========  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Alger American Fund
                          ---------------------------------------------------------------
                              Small Capitalization
                                   Portfolio                    Growth Portfolio
                          ------------------------------  -------------------------------
                            Year ended December 31,          Year ended December 31,
                          ------------------------------  -------------------------------
                             1999       1998      1997      1999       1998       1997
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (10,141)    (6,707)  (5,518)   (15,070)    (4,931)    (3,744)
 Net realized gain
  (loss)................      (6,385)   (65,245) 109,665    390,753     60,482    103,893
 Unrealized appreciation
  (depreciation) on
  investments...........     405,230    102,269  (21,855)    99,476    293,124    100,012
 Capital gain
  distributions.........     183,620    119,910   23,157    224,152    156,070      6,410
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     572,324    150,227  105,449    699,311    504,745    206,571
                          ----------  ---------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........     370,003    367,472  293,677    885,773    322,362    338,476
 Loan interest..........          92         94    1,571         49         79        578
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --        (743)     --         --        (828)       --
 Surrenders.............     (45,840)   (24,987)  (3,177)   (29,769)  (132,389)   (17,220)
 Loans..................     (19,152)   (29,830)  (3,833)   (10,722)    10,255     (5,609)
 Cost of insurance (note
  3)....................    (124,312)  (108,923) (88,074)  (238,219)  (130,212)  (109,328)
 Transfer gain (loss)
  and transfer fees.....       1,435      8,000   22,932     (2,742)     6,290    (92,300)
 Transfers (to) from the
  Guarantee Account.....          (4)       --       --          (4)       --         --
 Interfund transfers....     400,632    (11,610)  69,375     96,272    381,092   (862,640)
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     582,854    199,473  292,471    700,638    456,649   (748,043)
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   1,155,178    349,700  397,920  1,399,949    961,394   (541,472)
Net assets at beginning
 of period..............   1,169,395    819,695  421,775  1,826,506    865,112  1,406,584
                          ----------  ---------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $2,324,573  1,169,395  819,695  3,226,455  1,826,506    865,112
                          ==========  =========  =======  =========  =========  =========

                                      PBHG Insurance Series Fund, Inc.
                          ------------------------------------------------------------
                                 PBHG Large Cap
                                Growth Portfolio          PBGH Growth II Portfolio
                          ------------------------------ -----------------------------
                                            Period from                   Period from
                            Year ended        May 30,      Year ended       May 30,
                           December 31,       1997 to     December 31,      1997 to
                          ----------------  December 31, ---------------  December 31,
                            1999     1998       1997      1999     1998       1997
                          --------  ------  ------------ -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (815)   (327)       (63)      (979)   (239)       (43)
 Net realized gain
  (loss)................     5,563   3,310        584     34,202    (197)        34
 Unrealized appreciation
  (depreciation) on
  investments...........    71,826  13,650         92     81,393   8,666       (142)
 Capital gain
  distributions.........       --      --         --         --      --         --
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets from
 operations.............    76,574  16,633        613    114,616   8,230       (151)
                          --------  ------     ------    -------  ------     ------
From capital
 transactions:
 Net premiums...........    50,946  38,098      4,425     57,283  19,247     10,354
 Loan interest..........      (132)     15        --         --      --         --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --      --         --         --      --         --
 Surrenders.............    (2,203)   (949)      (181)    (6,046)   (286)       --
 Loans..................      (336) (6,899)       --         --      --         --
 Cost of insurance (note
  3)....................   (20,936) (9,007)    (1,384)   (13,614) (8,107)    (1,598)
 Transfer gain (loss)
  and transfer fees.....      (882)   (239)       401        (29) (1,497)       (24)
 Transfers (to) from the
  Guarantee Account.....       --      --         --         --      --         --
 Interfund transfers....    14,590  14,195     22,634     60,751  30,191     12,519
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets from capital
 transactions...........    41,047  35,214     25,895     98,345  39,548     21,251
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets.............   117,621  51,847     26,508    212,961  47,778     21,100
Net assets at beginning
 of period..............    78,355  26,508        --      68,878  21,100        --
                          --------  ------     ------    -------  ------     ------
Net assets at end of
 period.................  $195,976  78,355     26,508    281,839  68,878     21,100
                          ========  ======     ======    =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                              Janus Aspen Series
                          --------------------------------------------------------------------------------------------------
                           Aggressive Growth Portfolio            Growth Portfolio            Worldwide Growth Portfolio
                          --------------------------------  -------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,          Year ended December 31,
                          --------------------------------  -------------------------------  -------------------------------
                             1999       1998       1997       1999       1998       1997       1999       1998       1997
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $   33,562    (13,622)   (10,376)   (20,029)    64,610     13,207    (34,278)    80,755      8,561
 Net realized gain
  (loss)................     861,331    171,826    202,593    379,537    115,203     94,811    404,104    233,014     89,852
 Unrealized appreciation
  (depreciation) on
  investments...........   3,141,869    488,613    (21,456) 1,328,882    576,941    155,268  3,266,899    623,292    251,916
 Capital gain
  distributions.........     111,141        --         --      21,779     65,314     22,729        --      43,815     11,139
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............   4,147,903    646,817    170,761  1,710,169    822,068    286,015  3,636,725    980,876    361,468
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,082,138    624,199    525,446  1,295,975    731,597    531,252  1,535,217  1,375,973    822,511
 Loan interest..........      (1,654)       113     (1,809)       (37)       114        514     (1,750)      (462)       740
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (6,162)      (826)       --      (5,481)      (857)       --     (24,630)    (1,493)       --
  Surrenders............    (129,518)  (129,710)   (39,796)  (115,738)  (112,392)   (19,282)  (104,073)  (169,492)   (35,503)
  Loans.................    (154,373)   (41,049)    (7,351)   (48,269)    (5,077)   (17,285)   (77,866)   (55,021)   (11,414)
  Cost of insurance and
   administrative ex-
   pense (note 3).......    (385,151)  (220,183)  (186,650)  (383,988)  (247,297)  (173,865)  (598,888)  (464,790)  (279,525)
  Transfer gain (loss)
   and transfer fees....      24,215     18,812     45,321      8,881        537      8,623      4,454        552      3,261
 Transfers (to) from the
  Guarantee Account.....         --         --         --         --         --         --         --        (100)       --
 Interfund transfers....   1,428,558   (391,359)   436,211  1,134,259    208,382    231,416    163,874    355,363    795,994
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   1,858,053   (140,003)   771,372  1,885,602    575,007    561,373    896,338  1,040,530  1,296,064
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   6,005,956    506,814    942,133  3,595,771  1,397,075    847,388  4,533,063  2,021,406  1,657,532
Net assets at beginning
 of period..............   2,532,006  2,025,192  1,083,059  3,358,073  1,960,998  1,113,610  5,100,225  3,078,819  1,421,287
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $8,537,962  2,532,006  2,025,192  6,953,844  3,358,073  1,960,998  9,633,288  5,100,225  3,078,819
                          ==========  =========  =========  =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                               Balanced Portfolio             Flexible Income Portfolio
                          ------------------------------  -----------------------------------
                             Year end December 31,              Year end December 31,
                          ------------------------------  -----------------------------------
                             1999       1998      1997      1999      1998         1997
                          ----------  ---------  -------  ---------  -------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............  $   31,242     30,414    9,543     11,342    3,869        3,235
 Net realized gain
  (loss)................      79,219     24,529    8,229     (1,786)   1,687          305
 Unrealized appreciation
  (depreciation) on
  investments...........     321,542    216,533   41,009     (8,109)     (74)          72
 Capital gain
  distributions.........         --       5,970      404        566      167           17
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from
 operations.............     432,003    277,446   59,185      2,013    5,649        3,629
                          ----------  ---------  -------  ---------  -------      -------
From capital
 transactions:
 Net premiums...........     542,890    389,374   73,161     47,950   44,607       40,176
 Loan interest..........        (227)       (51)       6        --       --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........         --         --       --         --    (1,195)         --
 Surrenders.............     (27,562)    (8,613)  (6,904)    (4,556)    (908)         --
 Loans..................      (6,685)   (17,190)    (577)       --       --           --
 Cost of insurance (note
  3)....................    (186,241)  (100,651) (31,146)   (21,676) (16,727)     (10,448)
 Transfer gain (loss)
  and transfer fees.....        (275)     3,680      305        134     (213)         271
 Interfund transfers....     274,258    143,125  369,258     79,252   (2,619)      28,139
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from capital
 transactions...........     596,158    409,674  404,103    101,104   22,945       58,138
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets.............   1,028,161    687,120  463,288    103,117   28,594       61,767
Net assets at beginning
 of period..............   1,319,184    632,064  168,776     99,244   70,650        8,883
                          ----------  ---------  -------  ---------  -------      -------
Net assets at end of
 period.................  $2,347,345  1,319,184  632,064    202,361   99,244       70,650
                          ==========  =========  =======  =========  =======      =======

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                              International Growth
                                   Portfolio               Capital Appreciation Portfolio
                          ------------------------------  -----------------------------------
                                                             Year ended         Period from
                             Year end December 31,          December 31,       May 21, 1997
                          ------------------------------  ------------------  to December 31,
                             1999       1998      1997      1999      1998         1997
                          ----------  ---------  -------  ---------  -------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............      (5,997)     7,137       (1)    (7,224)  (1,219)          (7)
 Net realized gain
  (loss)................      54,154     40,482    5,037     82,791   28,363          106
 Unrealized appreciation
  (depreciation) on
  investments...........     923,354     16,463   16,037    513,292   45,429          697
 Capital gain
  distributions.........         --       1,528      275      5,853      --           --
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from
 operations.............     971,511     65,610   21,348    594,712   72,573          796
                          ----------  ---------  -------  ---------  -------      -------
From capital
 transactions:
 Net premiums...........     299,992    375,304  137,587    717,055  106,588        1,504
 Loan interest..........         (36)         8        7        196      300          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........         --        (645)     --         --       --           --
 Surrenders.............     (17,243)   (19,180)  (3,539)    (7,847)    (374)         --
 Loans..................     (24,736)      (432)    (462)    (4,636)     --           --
 Cost of insurance (note
  3)....................    (113,927)   (76,148) (30,132)  (144,381) (25,927)      (1,135)
 Transfer gain (loss)
  and transfer fees.....        (177)     2,743    1,187     (9,482)  (8,962)           4
 Interfund transfers....     354,820    168,918  140,874    837,693   79,406        7,451
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from capital
 transactions...........     498,693    450,568  245,522  1,388,598  151,031        7,824
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets.............   1,470,204    516,178  266,870  1,983,310  223,604        8,620
Net assets at beginning
 of period..............     836,986    320,808   53,938    232,224    8,620          --
                          ----------  ---------  -------  ---------  -------      -------
Net assets at end of
 period.................   2,307,190    836,986  320,808  2,215,534  232,224        8,620
                          ==========  =========  =======  =========  =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Goldman Sachs Variable Insurance Trust
                             -------------------------------------------------
                              Growth and Income Fund     Mid Cap Value Fund
                             ------------------------ ------------------------
                                          Period from              Period from
                                          October 1,               August 28,
                              Year Ended    1998 to    Year Ended    1998 to
                             December 31, December 31 December 31, December 31
                                 1999        1998         1999        1998
                             ------------ ----------- ------------ -----------
Increase (decrease) in net
 assets from operations:
 Net investment income (ex-
  pense)...................    $   127          76        2,614         291
 Net realized gain (loss)..        585         120           87       3,047
 Unrealized appreciation
  (depreciation) on invest-
  ments....................       (222)        496       (2,647)      2,320
 Capital gain distribu-
  tions....................        --          --           --          --
                               -------      ------      -------      ------
    Increase (decrease) in
     net assets from opera-
    tions..................        490         692           54       5,658
                               -------      ------      -------      ------
From capital transactions:
 Net premiums..............     14,501       9,253       43,005       6,190
 Loan interest.............        --          --           --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........        --          --           --          --
  Surrenders...............       (171)        --           --          --
  Loans....................        --          --           --          --
  Cost of insurance (note
   3)......................     (3,588)       (294)      (5,287)     (1,091)
  Transfer gain (loss) and
   transfer fees...........         (7)         (2)          14      (3,036)
 Interfund transfers.......       (350)        784      330,218      85,487
                               -------      ------      -------      ------
   Increase (decrease) in
    net assets from capital
    transactions...........     10,385       9,741      367,950      87,550
                               -------      ------      -------      ------
Increase (decrease) in net
 assets....................     10,875      10,433      368,004      93,208
Net assets at beginning of
 period....................     10,433         --        93,208         --
                               -------      ------      -------      ------
Net assets at end of peri-
 od........................    $21,308      10,433      461,212      93,208
                               =======      ======      =======      ======

                                 Salomon Brothers Variable Series Fund Inc.
                             --------------------------------------------------
                              Strategic                               Total
                              Bond Fund        Investors Fund      Return Fund
                             ------------ ------------------------ ------------
                                                       Period from
                                                       December 8,
                              Year Ended   Year Ended    1998 to    Year Ended
                             December 31, December 31, December 31 December 31,
                                 1999         1999        1998         1999
                             ------------ ------------ ----------- ------------
Increase (decrease) in net
 assets from operations:
 Net investment income (ex-
  pense)...................      2,610          24            5          23
 Net realized gain (loss)..          3          22          --           (1)
 Unrealized appreciation
  (depreciation) on invest-
  ments....................     (1,908)        232           53         (37)
 Capital gain distribu-
  tions....................        --          --           --          --
                                ------       -----        -----       -----
   Increase (decrease) in
    net assets from opera-
    tions..................        705         278           58         (15)
                                ------       -----        -----       -----
From capital transactions:
 Net premiums..............     56,140       7,246          --          344
 Loan interest.............        --          --           --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........        --          --           --          --
  Surrenders...............        --          --           --          --
  Loans....................        --          --           --          --
  Cost of insurance (note
   3)......................     (2,890)       (897)         --         (216)
  Transfer gain (loss) and
   transfer fees...........       (156)         36          --            1
 Interfund transfers.......      1,755       1,695        1,472       1,008
                                ------       -----        -----       -----
   Increase (decrease) in
    net assets from capital
    transactions...........     54,849       8,080        1,472       1,137
                                ------       -----        -----       -----
Increase (decrease) in net
 assets....................     55,554       8,358        1,530       1,122
Net assets at beginning of
 period....................        --        1,530          --          --
                                ------       -----        -----       -----
Net assets at end of peri-
 od........................     55,554       9,888        1,530       1,122
                                ======       =====        =====       =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June, 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

  In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  On December 12, 1997, the Account added the GE Investments Funds, Inc.-- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

   Before the Substitution                 After the Substitution
   -----------------------                 ----------------------
   Shares of Money Market Portfolio--      Shares of Money Market Fund--
   Variable Insurance Products Fund        GE Investments Funds, Inc.

   Shares of Money Fund--                  Shares of Money Market Fund--
   Oppenheimer Variable Account Funds      GE Investments Funds, Inc.

   Shares of Government Securities Fund--  Shares of Income Fund--
   GE Investments Funds, Inc.              GE Investments Funds, Inc.

   Shares of Bond Portfolio--              Shares of Income Fund--
   Neuberger & Berman Advisers             GE Investments Funds, Inc.
   Management Trust

   Shares of High Income Portfolio--       Shares of High Income Fund--
   Variable Insurance Products Fund        Oppenheimer Variable Account Funds

   Shares of Growth Portfolio--            Shares of Growth Portfolio Fund--
   Neuberger & Berman Advisers             Variable Insurance Products Fund
   Management Trust

   Shares of Balanced Portfolio--          Shares of Balanced Portfolio--
   Neuberger & Berman Advisers             Janus Aspen Series
   Management Trust

  The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(1) Description of Entity -- Continued

  In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund, Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1999, were:

                                                           Cost of    Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                           ----------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund..................................... $ 4,504,973  2,494,953
 Money Market Fund......................................  19,300,686 17,973,359
 Total Return Fund......................................     523,100    615,821
 International Equity Fund..............................     180,310     72,033
 Real Estate Securities Fund............................     233,133    131,421
 Global Income Fund.....................................      62,526      7,622
 Value Equity Fund......................................     472,016    176,880
 Income Fund............................................      93,657     92,634
 U.S. Equity Fund.......................................     199,953     42,925
 Premier Growth Equity Fund.............................     132,370      9,777
Oppenheimer Variable Account Funds:
 Bond Fund/VA...........................................     349,782    135,527
 Aggressive Growth Fund/VA..............................   1,154,536  1,423,060
 Capital Appreciation Fund/VA...........................   1,305,704    853,999
 High Income Fund/VA....................................     732,517    430,839
 Multiple Strategies Fund/VA............................     291,073    187,313
Variable Insurance Products Fund:
 Equity-Income Portfolio................................   2,239,159  2,132,558
 Growth Portfolio.......................................   3,929,095  3,280,460
 Overseas Portfolio.....................................   1,033,140    990,130

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................. $  898,985    719,244
 Contrafund Portfolio....................................  3,135,642  2,552,430
Variable Insurance Products Fund III:
 Growth & Income Portfolio...............................    795,911    407,761
 Growth Opportunities Portfolio..........................    290,906    136,963
Federated Insurance Series:
 Utility Fund II.........................................    233,059     81,786
 High Income Bond Fund II................................    256,863     87,275
 American Leaders Fund II................................    489,923    199,306
The Alger American Fund:
 Small Capitalization Portfolio..........................  1,397,424    655,869
 Growth Portfolio........................................  4,123,473  3,220,895
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................     76,815     35,807
 PBHG Growth II Portfolio................................    424,714    326,296
Janus Aspen Series:
 Aggressive Growth Portfolio.............................  6,035,690  4,030,878
 Growth Portfolio........................................  3,402,613  1,522,923
 Worldwide Growth Portfolio..............................  2,420,154  1,561,606
 Balanced Portfolio......................................  1,087,912    437,464
 Flexible Income Portfolio...............................    258,190    144,205
 International Growth Portfolio..........................    997,760    502,820
 Capital Appreciation Portfolio..........................  4,260,893  2,877,168
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................     19,505      8,996
 Mid Cap Value Fund......................................    407,729     52,361
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.....................................     60,675      3,200
 Investors Fund..........................................      9,062        952
 Total Return Fund.......................................      1,379        219

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1999, 1998 and 1997 are as follows:

                                          GE Investments Funds, Inc.
                         ----------------------------------------------------------------
                         S&P 500  Government  Money     Total   International Real Estate
                          Index   Securities  Market   Return      Equity     Securities
                          Fund       Fund      Fund     Fund        Fund         Fund
                         -------  ---------- --------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1996...... 56,039     16,683    154,701  125,692      3,036        1,918
                         ------    -------   --------  -------     ------       ------
 Net premiums........... 12,804      1,856    229,013    6,095      1,752        4,672
 Loan interest..........    (69)        15       (196)     (11)       --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits....... (3,774)       --      (1,005)    (267)       --           --
   Surrenders...........   (734)      (782)      (671)    (523)       (68)         (41)
   Loans................   (328)      (210)      (330)    (137)       (22)         (51)
   Cost of insurance and
    administrative ex-
    penses.............. (6,083)    (1,174)   (17,924) (12,827)      (414)      (1,046)
 Interfund transfers.... 24,623    (16,388)  (224,564)    (101)     1,666        5,271
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 26,439    (16,683)   (15,677)  (7,771)     2,914        8,805
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1997...... 82,478        --     139,024  117,921      5,950       10,723
                         ------    -------   --------  -------     ------       ------
 Net premiums...........  9,623        --     112,037    5,873      1,468        8,323
 Loan interest..........     (7)       --         153      (10)       --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    --         --         (73)    (662)       --           --
   Surrenders...........     23        --      (7,598)    (498)       (35)        (201)
   Loans................   (301)       --      (5,530)    (263)       (51)         (37)
   Cost of insurance and
    administrative ex-
    penses.............. (4,258)       --     (16,515) (11,632)      (660)      (2,557)
 Transfers (to) from the
  Guarantee Account.....    --         --         --       --         --           --
 Interfund transfers.... (1,774)       --    (103,800)    (210)       740        1,263
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........  3,306        --     (21,326)  (7,402)     1,462        6,791
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1998...... 85,784        --     117,698  110,519      7,412       17,514
                         ------    -------   --------  -------     ------       ------
 Net premiums........... 15,661        --      37,026    4,245      1,433        5,331
 Loan interest..........     (1)       --           9       (8)         1            3
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (222)       --         --       (44)       --           --
   Surrenders........... (4,503)       --      (9,425)    (622)      (449)        (488)
   Loans................ (2,322)       --      (9,247)    (673)        (5)         (81)
   Cost of insurance and
    administrative ex-
    penses.............. (8,750)       --     (12,766)  (9,984)      (510)      (2,392)
 Transfers (to) from the
  Guarantee Account.....    --                    --       --         --           --
 Interfund transfers....   (346)       --       7,179   (1,367)    (1,909)        (912)
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   (483)       --      12,776   (8,453)    (1,439)       1,461
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1999...... 85,301        --     130,474  102,066      5,973       18,975
                         ======    =======   ========  =======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments Funds, Inc. (continued)
                                -------------------------------------------------
                                Global  Value                          Premier
                                Income  Equity  Income  U.S. Equity Growth Equity
                                 Fund    Fund    Fund      Fund         Fund
                                ------  ------  ------  ----------- -------------
Type I Units:
Units outstanding at December
 31, 1996......................   --      --       --        --           --
                                -----   -----   ------     -----        -----
 Net premiums..................   128     444       74       --           --
 Loan interest.................   --      --         1       --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................   --      --       --        --           --
  Loans........................   (24)    --       --        --           --
  Cost of insurance and
   administrative expenses.....   (37)    (77)    (166)      --           --
 Interfund transfers...........   829     661   37,858       --           --
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions..................   896   1,028   37,767       --           --
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1997......................   896   1,028   37,767       --           --
                                -----   -----   ------     -----        -----
 Net premiums.................. 1,593   2,656    5,943        30          --
 Loan interest.................   --        3       (7)      --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................   --     (211)  (2,891)      --           --
  Loans........................   --      (84)     (66)      --           --
  Cost of insurance and
   administrative expenses.....  (464)   (648)  (3,205)      (22)         --
 Transfers (to) from the
  Guarantee Account............   --      --       --        --           --
 Interfund transfers...........   985   2,342    2,659        10          --
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions.................. 2,114   4,058    2,433        18          --
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1998...................... 3,010   5,086   40,200        18          --
                                -----   -----   ------     -----        -----
 Net premiums.................. 1,215   1,407    4,423       302          275
 Loan interest.................   --        4        1       --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................  (107)   (301)    (373)      --           --
  Loans........................   --      (18)    (201)      --           --
  Cost of insurance and
   administrative expenses.....  (259)   (775)  (2,961)     (113)         (69)
 Transfers (to) from the
  Guarantee Account............   --      --       --        --           --
 Interfund transfers...........    (3)  3,672   (4,367)    1,727        5,227
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions..................   846   3,989   (3,478)    1,916        5,433
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1999...................... 3,856   9,075   36,722     1,934        5,433
                                =====   =====   ======     =====        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                         ----------------------------------------------------------
                                        Aggressive   Capital     High     Multiple
                         Money  Bond      Growth   Appreciation Income   Strategies
                         Fund  Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
                         ----- -------  ---------- ------------ -------  ----------
Type I Units:
Units outstanding at
 December 31, 1996......   45  13,055     63,799      44,162    32,190     22,651
                          ---  ------    -------      ------    ------     ------
 Net premiums...........    6    (539)    20,919      11,890    10,966      3,690
 Loan interest..........  --      --           8         (14)      --          (4)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --          (8)        --        --         --
   Surrenders...........  --      167     (1,104)     (1,783)     (595)    (1,437)
   Loans................  --       19     (1,014)       (327)     (766)      (139)
   Cost of insurance and
    administrative ex-
    penses..............  (12)    221     (8,094)     (4,561)   (4,949)    (1,822)
 Interfund transfers....  (39)    114      1,620       4,663    11,197       (378)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  (45)    (18)    12,327       9,868    15,853        (90)
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1997......  --   13,037     76,126      54,030    48,043     22,561
                          ---  ------    -------      ------    ------     ------
 Net premiums...........  --    4,915     23,331      12,058    11,931      5,523
 Loan interest..........  --       (2)         5          (8)       (9)        (5)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --         --          --        (88)       --
   Surrenders...........  --     (776)    (4,257)     (2,931)   (2,666)      (277)
   Loans................  --      (59)    (1,894)       (232)     (483)      (320)
   Cost of insurance and
    administrative ex-
    penses..............  --   (1,448)   (10,077)     (5,205)   (5,457)    (2,167)
 Transfers (to) from the
  Guarantee Account.....  --      --          (8)        --        --         --
 Interfund transfers....  --    1,572     (2,098)      1,707     1,100       (457)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  --    4,202      5,002       5,389     4,328      2,297
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1998......  --   17,239     81,128      59,419    52,371     24,858
                          ---  ------    -------      ------    ------     ------
 Net premiums...........  --    3,765     10,658         940     8,672      3,427
 Loan interest..........  --        1         (8)         (2)       25        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --         (41)         (7)       (6)        (8)
   Surrenders...........  --     (592)    (2,676)       (202)   (2,276)      (788)
   Loans................  --      (36)    (3,253)        (79)   (1,224)      (248)
   Cost of insurance and
    administrative ex-
    penses..............  --   (1,479)    (5,482)       (453)   (4,185)    (1,754)
 Transfers (to) from the
  Guarantee Account.....  --      --         --          --        --         --
 Interfund transfers....  --      109     (4,525)       (198)   (1,264)    (1,536)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  --    1,768     (5,327)         (1)     (258)      (907)
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1999......  --   19,007     75,801      59,418    52,113     23,951
                          ===  ======    =======      ======    ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       Variable Insurance  Products Fund
                               -------------------------------------------------
                                 Money     High     Equity-
                                Market    Income    Income    Growth   Overseas
                               Portfolio Portfolio Portfolio Portfolio Portfolio
                               --------- --------- --------- --------- ---------
Type I Units:
Units outstanding at December
 31, 1996....................    20,234    8,361    101,828   103,102    81,098
                                -------   ------    -------   -------   -------
 Net premiums................       --         6     30,443    27,236    14,830
 Loan interest...............        (2)      (1)        17       (20)      (27)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --          (8)     (320)      (11)
  Surrenders.................       --       (83)    (2,046)   (3,071)   (3,198)
  Loans......................       (67)     (56)    (1,200)   (2,624)   (1,198)
  Cost of insurance and
   administrative expenses...    (1,113)    (571)   (13,023)  (12,010)   (7,354)
 Interfund transfers.........   (19,052)  (7,656)    18,157     3,258   (11,825)
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................   (20,234)  (8,361)    32,340    12,449    (8,783)
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1997....................       --       --     134,168   115,551    72,315
                                -------   ------    -------   -------   -------
 Net premiums................       --       --      33,122    17,733    14,458
 Loan interest...............       --       --         (16)      (69)      (49)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --        (107)      (39)      --
  Surrenders.................       --       --      (7,257)   (5,525)   (3,976)
  Loans......................       --       --      (1,208)   (1,226)     (438)
  Cost of insurance and
   administrative expenses...       --       --     (15,042)   (9,854)   (7,205)
 Transfers (to) from the
  Guarantee Account..........       --       --         --        --        --
 Interfund transfers.........       --       --         477    13,237       250
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................       --       --       9,969    14,257     3,040
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1998....................       --       --     144,137   129,808    75,355
                                -------   ------    -------   -------   -------
 Net premiums................       --       --      25,811    13,506     8,226
 Loan interest...............       --       --          22       (68)       (6)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --        (157)     (243)     (112)
  Surrenders.................       --       --      (4,410)   (7,080)   (2,762)
  Loans......................       --       --      (3,312)   (2,060)   (1,115)
  Cost of insurance and
   administrative expenses...       --       --     (11,683)   (8,374)   (4,317)
 Transfers (to) from the
  Guarantee Account..........       --       --         --        --        --
 Interfund transfers.........       --       --     (15,909)  (10,368)   (3,401)
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................       --       --      (9,638)  (14,687)   (3,487)
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1999....................       --       --     134,499   115,121    71,868
                                =======   ======    =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                    Variable Insurance    Variable Insurance
                                     Products Fund II      Products Fund III
                                   -------------------- -----------------------
                                     Asset              Growth &     Growth
                                    Manager  Contrafund  Income   Opportunities
                                   Portfolio Portfolio  Portfolio   Portfolio
                                   --------- ---------- --------- -------------
Type I Units:
Units outstanding at December 31,
 1996.............................  135,501    62,082       --          --
                                    -------   -------    ------      ------
 Net premiums.....................   30,613    36,387       454         598
 Loan interest....................      (18)       (8)      --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................      --       (320)      --          --
  Surrenders......................   (5,817)   (5,335)      --          --
  Loans...........................   (1,388)     (781)      --          --
  Cost of insurance and
   administrative expenses........  (15,641)  (12,219)     (125)       (125)
 Interfund transfers..............   20,449    17,222     3,484       5,332
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   28,198    34,946     3,813       5,805
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1997.............................  163,699    97,028     3,813       5,805
                                    -------   -------    ------      ------
 Net premiums.....................   16,997    30,522     8,879       2,947
 Loan interest....................       (9)      (26)      --           (2)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................     (155)     (144)      --          --
  Surrenders......................   (7,043)   (5,242)     (219)         (3)
  Loans...........................   (1,134)   (1,902)      (19)       (483)
  Cost of insurance and
   administrative expenses........  (11,046)  (13,480)   (1,697)     (1,664)
 Transfers (to) from the Guarantee
  Account.........................      --         (5)      --          --
 Interfund transfers..............   (3,207)   13,189     6,067       9,681
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   (5,597)   22,912    13,011      10,476
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1998.............................  158,102   119,940    16,824      16,281
                                    -------   -------    ------      ------
 Net premiums.....................   14,013    20,627     3,421       2,186
 Loan interest....................      (17)      (46)        1          (6)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................      (75)      --        --          --
  Surrenders......................   (3,495)   (4,709)     (652)       (100)
  Loans...........................   (1,110)   (1,173)      (32)        --
  Cost of insurance and
   administrative expenses........   (9,169)  (10,938)   (1,730)     (1,384)
 Transfers (to) from the Guarantee
  Account.........................      --        --        --          --
 Interfund transfers..............   (6,414)  (14,178)   (2,229)     (1,296)
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   (6,267)  (10,417)   (1,221)       (600)
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1999.............................  151,835   109,523    15,603      15,681
                                    =======   =======    ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                              Neuberger & Berman
                           Advisers Management Trust    Federated Insurance Series
                         ----------------------------- ----------------------------
                                                       American
                         Balanced    Bond     Growth   Leaders  High Income Utility
                         Portfolio Portfolio Portfolio Fund II    Fund II   Fund II
                         --------- --------- --------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 1996......   14,270    6,358     8,592       205     2,627     6,422
                          -------   ------    ------    ------    ------    ------
 Net premiums...........       17      --         30     1,922     2,964     3,027
 Loan interest..........       (2)     --         (6)      --        --        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........     (651)      (5)     (179)      --        --        --
   Loans................      (77)     --        (60)      --       (219)      --
   Cost of insurance and
    administrative ex-
    penses..............     (597)    (128)     (357)     (260)     (668)     (725)
 Interfund transfers....  (12,960)  (6,225)   (8,020)    1,302     1,484       819
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  (14,270)  (6,358)   (8,592)    2,964     3,561     3,121
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1997......      --       --        --      3,169     6,188     9,543
                          -------   ------    ------    ------    ------    ------
 Net premiums...........      --       --        --      6,297     3,841     3,173
 Loan interest..........      --       --        --          2         4       --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........      --       --        --       (394)     (254)     (121)
   Loans................      --       --        --        (69)     (238)      (18)
   Cost of insurance and
    administrative ex-
    penses..............      --       --        --     (1,728)   (1,274)   (1,035)
 Transfers (to) from the
  Guarantee Account.....      --       --        --        --        --        --
 Interfund transfers....      --       --        --      6,131       985       (87)
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........      --       --        --     10,239     3,064     1,912
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1998......      --       --        --     13,408     9,252    11,455
                          -------   ------    ------    ------    ------    ------
 Net premiums...........      --       --        --      5,066     2,703     1,671
 Loan interest..........      --       --        --          7        (3)       (1)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........      --       --        --       (637)     (296)     (111)
   Loans................      --       --        --          3        (7)      --
   Cost of insurance and
    administrative ex-
    penses..............      --       --        --     (1,849)     (891)     (930)
 Transfers (to) from the
  Guarantee Account.....      --       --        --        --        --        --
 Interfund transfers....      --       --        --        637     1,142       (83)
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........      --       --        --      3,227     2,648       546
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1999......      --       --        --     16,635    11,900    12,001
                          =======   ======    ======    ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                       Small                Large Cap
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
                                   -------------- --------- --------- ---------
Type I Units:
Units outstanding at December 31,
 1996.............................     43,392      129,520      --        --
                                      -------      -------    -----    ------
 Net premiums.....................     35,801       33,924      391       960
 Loan interest....................        192           58      --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        --           --       --        --
   Surrenders.....................       (387)      (1,726)     (16)      --
   Loans..........................       (467)        (562)     --        --
   Cost of insurance and
    administrative expenses.......    (10,737)     (10,957)    (122)     (148)
 Interfund transfers..............      8,457      (86,458)   2,001     1,160
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     32,859      (65,721)   2,254     1,972
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1997.............................     76,251       63,799    2,254     1,972
                                      -------      -------    -----    ------
 Net premiums.....................     32,605       17,385    2,279     1,203
 Loan interest....................          9            5        1       --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        (72)         (53)     --        --
   Surrenders.....................     (2,415)      (8,436)     (57)      (16)
   Loans..........................     (2,883)         653     (569)      --
   Cost of insurance and
    administrative expenses.......    (10,216)      (7,880)    (608)     (565)
 Transfers (to) from the Guarantee
  Account.........................        --           --       --        --
 Interfund transfers..............     (4,182)      20,083    1,170       185
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     12,846       21,757    2,216       807
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1998.............................     89,097       85,556    4,470     2,779
                                      -------      -------    -----    ------
 Net premiums.....................     14,158       18,292    1,496     4,760
 Loan interest....................          6            3       (9)      --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        --           --       --        --
   Surrenders.....................     (2,787)      (1,514)    (133)   (1,121)
   Loans..........................     (1,178)        (537)     (21)      --
   Cost of insurance and
    administrative expenses.......     (6,036)      (7,299)    (563)   (1,461)
 Transfers (to) from the Guarantee
  Account.........................        --           --       --        --
 Interfund transfers..............     20,595      (15,368)     221      (137)
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     24,758       (6,423)     991     2,041
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1999.............................    113,855       79,133    5,461     4,820
                                      =======      =======    =====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                       Janus Aspen Series
                         ------------------------------------------------------------------------------
                         Aggressive                                Flexible  International   Capital
                           Growth    Growth   World Wide Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio
                         ---------- --------- ---------- --------- --------- ------------- ------------
Type I Units:
Units outstanding at
 December 31, 1996......   69,875     74,890    90,240    13,755       780       4,602           --
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   33,956     31,979    45,089     5,204     3,339      10,507           131
 Loan interest..........     (117)        31        41       --        --            1           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --         --        --        --        --          --            --
   Surrenders...........   (2,572)    (1,161)   (1,946)     (491)      --         (270)          --
   Loans................     (475)    (1,040)     (626)      (41)      --          (35)          --
   Cost of insurance and
    administrative
    expenses............  (12,062)   (10,466)  (15,323)   (2,215)     (868)     (2,301)          (99)
 Interfund transfers....   28,188     13,930    43,635    26,265     2,338      10,760           652
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........   46,918     33,273    70,870    28,722     4,809      18,662           684
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1997......  116,793    108,163   161,110    42,477     5,589      23,264           684
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   24,642     27,838    47,797    12,861     2,801       8,858         4,038
 Loan interest..........        6          6       (21)       (3)      --          --             22
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      (43)       (45)      (68)      --        (84)        (39)          --
   Surrenders...........   (6,780)    (5,890)   (7,737)     (520)      (64)     (1,149)          (27)
   Loans................   (2,146)      (267)   (2,519)   (1,038)      --          (26)          --
   Cost of insurance and
    administrative
    expenses............  (10,966)   (12,198)  (20,085)   (5,313)   (1,139)     (3,657)       (1,554)
 Transfers (to) from the
  Guarantee Account.....      --         --         (5)      --        --          --            --
 Interfund transfers....  (23,977)     9,558    11,118     5,127      (291)      3,504         5,052
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........  (19,264)    19,002    28,480    11,114     1,223       7,491         7,531
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1998......   97,529    127,165   189,590    53,591     6,812      30,755         8,215
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   12,369     16,689    38,292     6,407       251       6,335         2,077
 Loan interest..........      (46)        (1)      (76)      (10)      --            5             7
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     (171)      (161)     (222)      --        --          --            --
   Surrenders...........   (3,586)    (3,363)   (5,000)     (955)     (326)       (867)         (284)
   Loans................   (4,215)    (1,314)   (2,004)     (105)      --          (31)          (98)
   Cost of insurance and
    administrative
    expenses............   (7,317)    (7,290)  (21,189)   (4,660)     (952)     (3,152)       (1,822)
 Transfers (to) from the
  Guarantee Account.....      --         --        --        --        --          --            --
 Interfund transfers....   25,088     18,674    (6,785)    8,897       208       1,272        14,138
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........   22,122     23,234     3,016     9,574      (819)      3,562        14,018
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1999......  119,651    150,399   192,606    63,165     5,993      34,317        22,233
                          =======    =======   =======    ======    ======      ======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies - Continued

                          Goldman Sachs Variable        Salomon Brothers
                             Insurance Trust        Variable Series Fund Inc.
                          ---------------------- -------------------------------
                          Growth and   Mid Cap   Strategic Investors    Total
                          Income Fund Value Fund Bond Fund   Fund    Return Fund
                          ----------- ---------- --------- --------- -----------
Type I Units:
Units outstanding at De-
 cember 31, 1996........      --           --       --        --         --
                              ---       ------      ---       ---        ---
 Net premiums...........      --           --       --        --         --
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............      --           --       --        --         --
 Interfund transfers....      --           --       --        --         --
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........      --           --       --        --         --
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1997........      --           --       --        --         --
                              ---       ------      ---       ---        ---
 Net premiums...........      --           --       --        --         --
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............      (13)         --       --        --         --
 Transfers (to) from the
  Guarantee Account.....      --           --       --        --         --
 Interfund transfers....       94          --       --        126        --
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........       81          --       --        126        --
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1998........       81          --       --        126        --
                              ---       ------      ---       ---        ---
 Net premiums...........      --         2,906      --        --          25
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............       (8)        (160)     --        (15)       (16)
 Transfers (to) from the
  Guarantee Account.....      --           --       --        --         --
 Interfund transfers....      (73)      44,496      --        --          94
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........      (81)      47,242      --        (15)       103
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1999........      --        47,242      --        111        103
                              ===       ======      ===       ===        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                                           GE Investments Funds, Inc.
                          ---------------------------------------------------------------
                          S&P 500  Government  Money    Total   International Real Estate
                           Index   Securities  Market   Return     Equity     Securities
                           Fund       Fund      Fund     Fund       Fund         Fund
                          -------  ---------- --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1997......     --       --           --     --          --           --
                          ------      ---     --------  -----      ------        -----
 Net premiums...........  14,211      --       203,673  1,858         444        4,046
 Loan interest..........     --       --           --     --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --       --           --     --          --           --
 Surrenders.............     --       --           --     --          --           (16)
 Loans..................     --       --           --     --          --           --
 Cost of insurance and
  administrative
  expenses..............  (1,193)     --        (6,092)  (323)        (44)        (252)
 Interfund transfers....   2,066      --       (76,055) 2,682           9        1,224
                          ------      ---     --------  -----      ------        -----
Net increase in units
 from capital
 transactions...........  15,084      --       121,526  4,217         409        5,002
                          ------      ---     --------  -----      ------        -----
Units outstanding at
 December 31, 1998......  15,084      --       121,526  4,217         409        5,002
                          ------      ---     --------  -----      ------        -----
 Net premiums...........  28,289      --       373,827  2,488       8,139        2,648
 Loan interest..........      (3)     --           --     --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --       --           --    (400)        --           --
 Surrenders.............    (219)     --           (61)   --          --          (285)
 Loans..................    (661)     --       (13,879)   --          --           --
 Cost of insurance and
  administrative
  expenses..............  (6,092)     --       (16,872)  (941)     (1,016)        (956)
 Interfund transfers....  12,671      --      (292,484)   625         277        2,408
                          ------      ---     --------  -----      ------        -----
Net increase in units
 from capital
 transactions...........  33,985      --        50,531  1,772       7,400        3,815
                          ------      ---     --------  -----      ------        -----
Units outstanding at
 December 31, 1999......  49,069      --       172,057  5,989       7,809        8,817
                          ======      ===     ========  =====      ======        =====


                                     GE Investments Funds, Inc. (continued)
                                 -------------------------------------------------
                                 Global  Value                          Premier
                                 Income  Equity  Income  U.S. Equity Growth Equity
                                  Fund    Fund    Fund      Fund         Fund
                                 ------  ------  ------  ----------- -------------
Type II Units:
Units outstanding at December
 31, 1997......................    --       --     --         --           --
                                 -----   ------  -----     ------        -----
 Net premiums..................    134    5,572     14      3,071          --
 Loan interest.................    --       --     --         --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
 Death benefits................    --       --     --         --           --
 Surrenders....................    --        (6)   --          (8)         --
 Loans.........................    --       --     --         --           --
 Cost of insurance and
  administrative expenses......    (24)    (386)   (24)      (203)         --
 Interfund transfers...........    --     4,923    214      1,879          --
                                 -----   ------  -----     ------        -----
Net increase in units from
 capital transactions..........    110   10,103    204      4,739          --
                                 -----   ------  -----     ------        -----
Units outstanding at December
 31, 1998......................    110   10,103    204      4,739          --
                                 -----   ------  -----     ------        -----
 Net premiums..................    953   11,785  2,123     11,266        3,298
 Loan interest.................    --        (8)   --         --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
 Death benefits................    --      (604)   --         --           --
 Surrenders....................    --       --     --         (39)         --
 Loans.........................    --    (1,237)   --         --           --
 Cost of insurance and
  administrative expenses......   (287)  (1,693)  (353)    (2,119)        (475)
 Interfund transfers...........  3,476    6,445    (10)     1,503        3,411
                                 -----   ------  -----     ------        -----
Net increase in units from
 capital transactions..........  4,142   14,688  1,760     10,611        6,234
                                 -----   ------  -----     ------        -----
Units outstanding at December
 31, 1999......................  4,252   24,791  1,964     15,350        6,234
                                 =====   ======  =====     ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                                   Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                   Aggressive   Capital      High     Multiple
                           Bond      Growth   Appreciation  Income   Strategies
                           Fund       Fund        Fund       Fund       Fund
                         --------- ---------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --           --         --        --
                          ------     -----       ------     ------     -----
 Net premiums...........   2,180     1,554        2,669      1,658     2,207
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............     --        --           --         --        --
 Loans..................     --        --           --         --        --
 Cost of insurance and
  administrative
  expenses..............    (319)     (145)        (343)      (103)      (63)
 Interfund transfers....     675     1,719          456        255        46
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........   2,536     3,128        2,782      1,810     2,190
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1998......   2,536     3,128        2,782      1,810     2,190
                          ------     -----       ------     ------     -----
 Net premiums...........   2,591     1,518        5,822      3,721     2,421
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............      (1)     (109)          (3)       --        --
 Loans..................     --         (2)         (61)       --        --
 Cost of insurance and
  administrative
  expenses..............  (1,241)     (489)      (1,163)      (557)     (294)
 Interfund transfers....   4,538       391        1,282      2,515       (67)
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........   5,887     1,309        5,877      5,679     2,060
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1999......   8,423     4,437        8,659      7,489     4,250
                          ======     =====       ======     ======     =====
                                    Variable Insurance Products Fund
                         ------------------------------------------------------
                           Money      High      Equity-
                          Market     Income      Income     Growth    Overseas
                         Portfolio Portfolio   Portfolio   Portfolio Portfolio
                         --------- ---------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --           --         --        --
                          ------     -----       ------     ------     -----
 Net premiums...........                          4,605      1,787       590
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............     --        --           --          (2)      --
 Loans..................     --        --           --         --        --
 Cost of insurance and
  administrative
  expenses..............     --        --          (436)      (186)      (63)
 Interfund transfers....     --        --         2,211        171        44
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........     --        --         6,380      1,770       571
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1998......     --        --         6,380      1,770       571
                          ------     -----       ------     ------     -----
 Net premiums...........     --        --         6,469      8,198     3,033
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --          (413)       --        --
 Surrenders.............     --        --           (27)       (28)      --
 Loans..................     --        --           (93)       (96)      --
 Cost of insurance and
  administrative
  expenses..............     --        --        (1,395)    (1,444)     (669)
 Interfund transfers....     --        --         1,232      4,342       868
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........     --        --         5,773     10,972     3,232
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1999......     --        --        12,153     12,742     3,803
                          ======     =====       ======     ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                     Variable Insurance    Variable Insurance
                                      Products Fund II      Products Fund III
                                    -------------------- -----------------------
                                      Asset              Growth &     Growth
                                     Manager  Contrafund  Income   Opportunities
                                    Portfolio Portfolio  Portfolio   Portfolio
                                    --------- ---------- --------- -------------
Type II Units:
Units outstanding at December 31,
 1997..............................     --         --        --          --
                                      -----     ------    ------      ------
 Net premiums......................   1,321     11,842     6,034       2,476
 Loan interest.....................     --         --        --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Death benefits....................     --         --        --          --
 Surrenders........................     --         (35)      --          (31)
 Loans.............................     --        (123)      201         --
 Cost of insurance and
  administrative expenses..........     (67)      (904)     (599)       (208)
 Interfund transfers...............      24      4,847     3,160         245
                                      -----     ------    ------      ------
   Net increase in units from
    capital transactions...........   1,278     15,627     8,796       2,482
                                      -----     ------    ------      ------
Units outstanding at December 31,
 1998..............................   1,278     15,627     8,796       2,482
                                      -----     ------    ------      ------
 Net premiums......................   1,964     16,460    22,463       7,729
 Loan interest.....................     --          (3)      --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Death benefits....................     --         --        --          --
 Surrenders........................     --         (33)      (32)        --
 Loans.............................       1       (487)      (29)        (31)
 Cost of insurance and
  administrative expenses..........    (280)    (3,385)   (4,444)     (1,892)
 Interfund transfers...............      85     13,182     5,886       4,477
                                      -----     ------    ------      ------
   Net increase in units from
    capital transactions...........   1,770     25,734    23,844      10,283
                                      -----     ------    ------      ------
Units outstanding at December 31,
 1999..............................   3,048     41,361    32,640      12,765
                                      =====     ======    ======      ======

                                 Federated Insurance
                                        Series             Alger American Fund
                               ------------------------ -------------------------
                               American  High                Small
                               Leaders  Income  Utility  Capitalization  Growth
                               Fund II  Fund II Fund II    Portfolio    Portfolio
                               -------- ------- ------- --------------- ---------
Type II Units:
Units outstanding at December
 31, 1997....................      --      --      --          --           --
                                ------   -----   -----      ------       ------
 Net premiums................    3,993   1,042   1,404       2,957        2,770
 Loan interest...............      --      --      --          --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Death benefits..............      --      --      --          --           --
 Surrenders..................      --      --      --          --           --
 Loans.......................      --      --      --          --           --
 Cost of insurance and
  administrative expenses....     (282)    (90)    (89)       (317)        (366)
 Interfund transfers.........    1,544      85      35       3,104        3,686
                                ------   -----   -----      ------       ------
   Net increase in units from
    capital transactions.....    5,255   1,037   1,350       5,744        6,090
                                ------   -----   -----      ------       ------
Units outstanding at December
 31, 1998....................    5,255   1,037   1,350       5,744        6,090
                                ------   -----   -----      ------       ------
 Net premiums................    9,243   5,365   2,927       9,990       24,310
 Loan interest...............      --      --       (3)        --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Death benefits..............      --      --      --          --           --
 Surrenders..................       (1)    --      --          (36)         (72)
 Loans.......................       (1)    --     (566)        --           (32)
 Cost of insurance and
  administrative expenses....   (1,629)   (812)   (478)     (1,870)      (4,566)
 Interfund transfers.........    3,735   2,531   4,176       4,696       17,028
                                ------   -----   -----      ------       ------
   Net increase in units from
    capital transactions.....   11,347   7,084   6,056      12,780       36,668
                                ------   -----   -----      ------       ------
Units outstanding at December
 31, 1999....................   16,602   8,121   7,406      18,524       42,758
                                ======   =====   =====      ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                        PBHG Insurance
                                                    Janus Aspen Series                                Series Fund, Inc.
                      ------------------------------------------------------------------------------ --------------------
                      Aggressive                                Flexible  International   Capital    PBHG Large   PBHG
                        Growth    Growth   World Wide Balanced   Income      Growth     Appreciation Cap Growth Growth II
                      Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio   Portfolio  Portfolio
                      ---------- --------- ---------- --------- --------- ------------- ------------ ---------- ---------
Type II Units:
Units outstanding at
 December 31, 1997..       --        --         --        --        --          --            --         --         --
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
 Net premiums.......     8,732     9,826     15,030    10,226       365      15,053         3,233        812        367
 Loan interest......       --        --         --        --        --          --            --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....       --        --         --        --        --          --            --         --         --
  Surrenders........       --        (23)       (22)      --        --          --            --         (20)        (8)
  Loans.............       --        --         --        --        --          --            --         --         --
  Cost of insurance
   and
   administrative
   expenses.........      (594)     (753)    (1,180)     (735)      (44)       (999)         (279)      (127)       (74)
 Interfund
  transfers.........     3,849     1,299      5,095     3,376       111       7,307           595        --       2,930
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Net increase in
 units from capital
 transactions.......    11,987    10,349     18,923    12,867       432      21,361         3,549        665      3,215
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Units outstanding at
 December 31, 1998..    11,987    10,349     18,923    12,867       432      21,361         3,549        665      3,215
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
 Net premiums.......    20,475    25,736     27,011    18,588     3,248       9,638        27,320      1,792      1,601
 Loan interest......       --        --          (8)       (1)      --           (7)          --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....       --        --        (717)      --        --          --            --         --         --
  Surrenders........       --        (48)       (92)     (326)      --          --             (1)       (13)       --
  Loans.............       (70)     (127)    (1,325)     (203)      --       (1,336)          (80)        (1)       --
  Cost of insurance
   and
   administrative
   expenses.........    (3,896)   (4,807)    (6,014)   (3,963)     (612)     (2,838)       (3,898)      (786)      (290)
 Interfund
  transfers.........    16,837    17,635     10,749     3,842     5,581      18,259        18,547        709      3,114
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Net increase in
 units from capital
 transactions.......    33,346    38,389     29,604    17,937     8,217      23,716        41,888      1,701      4,425
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Units outstanding at
 December 31, 1999..    45,333    48,738     48,527    30,804     8,649      45,077        45,437      2,366      7,640
                        ======    ======     ======    ======     =====      ======        ======      =====      =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust             Series Fund, Inc.
                                   ------------------  --------------------------
                                     Growth   Mid Cap  Strategic           Total
                                   and Income  Value     Bond    Investors Return
                                      Fund     Fund      Fund      Fund     Fund
                                   ---------- -------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1997............................      --        --        --       --      --
                                     -----    ------     -----      ---     ---
 Net premiums....................    1,115       742       --       --      --
 Loan interest...................      --        --        --       --      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................      --        --        --       --      --
  Surrenders.....................      --        --        --       --      --
  Loans..........................      --        --        --       --      --
  Cost of insurance and adminis-
   trative expenses..............      (23)     (131)      --       --      --
 Interfund transfers.............      --     10,240       --       --      --
                                     -----    ------     -----      ---     ---
Net increase (decrease) in units
 from capital transactions.......    1,092    10,851       --       --      --
                                     -----    ------     -----      ---     ---
Units outstanding at December 31,
 1998............................    1,092    10,851       --       --      --
                                     -----    ------     -----      ---     ---
 Net premiums....................    1,560     2,252     5,549      548       6
 Loan interest...................      --        --        --       --      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................      --        --        --       --      --
  Surrenders.....................      (18)      --        --       --      --
  Loans..........................      --        --        --       --      --
  Cost of insurance and adminis-
   trative expenses..............     (378)     (478)     (286)     (53)     (4)
 Interfund transfers.............       35    (5,286)      173      128     --
                                     -----    ------     -----      ---     ---
Net increase (decrease) in units
 from capital transactions.......    1,199    (3,512)    5,436      623       2
                                     -----    ------     -----      ---     ---
Units outstanding at December 31,
 1999............................    2,291     7,339     5,436      623       2
                                     =====    ======     =====      ===     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or 15 years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  GE Investments Funds, Inc. (the Fund) is an openend diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund,.85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and
 .55% for the U.S. Equity Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.